AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 8, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 192                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 193                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         / /   Immediately upon filing pursuant to paragraph (b)
         / /    On May [date] pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         /X/    75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
         IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                   PRELIMINARY PROSPECTUS DATED JUNE 8, 2012

                        THE ADVISORS' INNER CIRCLE FUND

                                   PROSPECTUS

                                    __, 2012

                 CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
                             TICKER SYMBOL: _______

                 CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
                             TICKER SYMBOL: _______

                 CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
                             TICKER SYMBOL: _______

                     CORNERSTONE ADVISORS REAL ASSETS FUND
                             TICKER SYMBOL: _______

                              INSTITUTIONAL SHARES

                              INVESTMENT ADVISER:
                           CORNERSTONE ADVISORS INC.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE

CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND ............................... 1
         FUND INVESTMENT OBJECTIVE ........................................... 1
         FUND FEES AND EXPENSES .............................................. 1
         PRINCIPAL INVESTMENT STRATEGIES ..................................... 2
         PRINCIPAL RISKS ..................................................... 3
         PERFORMANCE INFORMATION ............................................. 6
         INVESTMENT ADVISER AND PORTFOLIO MANAGERS ........................... 6
         INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ...................... 6
CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND ............................... 9
         FUND INVESTMENT OBJECTIVE ........................................... 9
         FUND FEES AND EXPENSES .............................................. 9
         PRINCIPAL INVESTMENT STRATEGIES .....................................10
         PRINCIPAL RISKS .....................................................10
         PERFORMANCE INFORMATION .............................................15
         INVESTMENT ADVISER AND PORTFOLIO MANAGERS ...........................15
         INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ......................15
CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND ................................17
         FUND INVESTMENT OBJECTIVE ...........................................17
         FUND FEES AND EXPENSES ..............................................17
         PRINCIPAL INVESTMENT STRATEGIES .....................................18
         PRINCIPAL RISKS .....................................................19
         PERFORMANCE INFORMATION .............................................23
         INVESTMENT ADVISER AND PORTFOLIO MANAGERS ...........................23
         INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ......................24
CORNERSTONE ADVISORS REAL ASSETS FUND ........................................26
         FUND INVESTMENT OBJECTIVE ...........................................26
         FUND FEES AND EXPENSES ..............................................26
         PRINCIPAL INVESTMENT STRATEGIES .....................................27
         PRINCIPAL RISKS .....................................................27
         PERFORMANCE INFORMATION .............................................32
         INVESTMENT ADVISER AND PORTFOLIO MANAGERS ...........................32
         INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ......................32
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF
         FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY
         COMPENSATION ........................................................33
MORE INFORMATION ABOUT RISK ..................................................34
MORE INFORMATION ABOUT FUND INVESTMENTS ......................................36
INFORMATION ABOUT PORTFOLIO HOLDINGS .........................................37
INVESTMENT ADVISER ...........................................................37

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS ...............................38
PURCHASING AND SELLING FUND SHARES ...........................................41
SHAREHOLDER SERVICING ARRANGEMENTS ...........................................45
PAYMENTS TO FINANCIAL INTERMEDIARIES .........................................45
OTHER POLICIES ...............................................................46
DIVIDENDS AND DISTRIBUTIONS ..................................................48
TAXES ........................................................................48
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ......................Back Cover

           CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Cornerstone Advisors Global Public Equity Fund (the "Global Public Equity Fund" or "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
                                                          INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fee(1)                                                  XX%
--------------------------------------------------------------------------------
Other Expenses(2)
--------------------------------------------------------------------------------
         Shareholder Servicing Fee                                 XX%
--------------------------------------------------------------------------------
         Remaining Other Expenses                                  XX%
--------------------------------------------------------------------------------
Total Other Expenses                                               XX%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(3)                                 XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               XX%
--------------------------------------------------------------------------------

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to the Adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  1 YEAR                   3 YEARS
--------------------------------------------------------------------------------
                   $XX                       $XX
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets among one or more investment strategies directly through the use of one or more sub-advisers and/or indirectly through investments in unaffiliated open-end funds, closed-end funds, unregistered funds and exchange-traded funds ("Underlying Funds"). The Fund will invest in Underlying Funds and/or use one or more sub-advisers to invest its assets in global, publicly-traded equity securities as part of one of the following primary investment strategies: (i) Structured Global Strategy, (ii) Global Opportunistic Strategy and (iii) Style Specialist Strategy. The Structured Global Strategy is a broadly-diversified equity investment process designed to efficiently capture the long-term returns of global equity markets -- developed and emerging. The Global Opportunistic Investment Strategy, which may use "value" and "growth" styles of investing, seeks to be opportunistic in pursuing companies that meet its investment criteria regardless of geographic location and, therefore, at certain times, the Strategy could have a sizable position in either developed countries or emerging markets. In the Style Specialist Strategy, an Underlying Fund or one or more sub-advisers use value and growth styles of investing to select securities in specific parts of the global, publicly-traded equity market, such as emerging markets, U.S. small-, mid-, or micro-cap companies, or non-U.S. small-, mid- or micro-cap companies. The Fund may, from time to time, pursue its investment objective by investing substantially all of its assets in Underlying Funds, typically known as a "fund of funds" strategy.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded, equity investments, and derivatives and other instruments with economic characteristics similar to publicly traded, equity instruments and/or shares of Underlying Funds that primarily invest in publicly traded, equity investments (the "80% Investment Policy"). The 80% Investment Policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest at least 40% of its assets in non-U.S. companies. The Adviser will consider a company a "non-US" company if (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe, Asia and North America.

The Fund uses a multi-manager and/or multi-fund approach, relying on one or more sub-advisers and/or Underlying Funds with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of Cornerstone Advisors Inc. (the "Adviser"). The Fund allocates its assets among strategies and sub-advisers and/or Underlying Funds according to an allocation schedule, determined by the Adviser. The Adviser expects to rebalance allocation weightings for each strategy, sub-adviser or Underlying Fund on an annual basis, but may do so more frequently based on market conditions, the performance of a strategy, sub-adviser or Underlying Fund, or other factors. The Adviser may change an allocation schedule based on, among other factors, the Adviser's analysis of the Fund's investment strategies, the potential for each strategy to perform independently of the other, historical performance, and market conditions.

Subject to the 80% Investment Policy, the Fund's assets may be invested in a range of asset classes, securities and other investments to implement the three primary investment strategies. In particular, investments may include U.S., foreign and emerging markets equity securities, and equity securities of all types and capitalization ranges. The Fund may invest directly in foreign and emerging markets equity securities or through depositary receipts. In addition, the Fund may also invest in exchange-traded funds.

The Fund may invest in derivative instruments, principally options, futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the Fund's positions in or exposure to securities, currencies or other instruments, or to equitize cash positions in the Fund's portfolio. The Fund may also invest in cash, money market instruments and other short-term obligations to achieve its investment objective.

The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because an Underlying Fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund's performance.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, hedging risk, correlation risk and liquidity risk. Leverage risk, hedging risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY MARKET RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

EXCHANGE-TRADED FUNDS (ETFS) RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GEOGRAPHIC RISK -- The Fund's investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

GROWTH INVESTMENT STYLE RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

INVESTMENT COMPANY RISK -- When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

LEVERAGE RISK -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

NON-DIVERSIFIED RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SECTOR FOCUS RISK -- Because the Fund's investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

         o Financial Services. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain.

         o Information Technology. Companies in the information technology sector are subject to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

         o Consumer Discretionary. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

VALUE INVESTMENT STYLE RISK -- An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies' true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

VALUATION RISK -- The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

UNDERLYING FUND RISK -- The Fund's performance is subject to the risks associated with the securities and other investments held by the underlying funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the underlying funds to achieve their investment objectives.

WARRANTS RISK -- Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CORNERSTONE ADVISORS INC.

Paul W. Pedalino, CFA, Managing Director, has managed the Fund since its inception.

Michael G. Hughes, CFA, CAIA, Chief Investment Officer, has managed the Fund since its inception.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

PARAMETRIC PORTFOLIO ASSOCIATES.

[Thomas Seto, Managing Director, has managed the portion of the Fund advised by Parametric Portfolio Associates since the Fund's inception.

LSV ASSET MANAGEMENT

[Josef Lakonishok, Chief Executive Officer and Chief Investment Officer, has managed the portion of the Fund advised by LSV Asset Management since the Fund's inception.]

[Menno Vermeulen, CFA, Partner, Portfolio Manager and Senior Quantitative Analysis, has managed the portion of the Fund advised by LSV Asset Management since the Fund's inception.]

[Puneet Mansharamani, CFA, has managed the portion of the Fund advised by LSV Asset Management since the Fund's inception.]

HARRIS ASSOCIATES

David Herro, has managed the portion of the Fund advised by Harris Associates since the Fund's inception.

William Nygren, has managed the portion of the Fund advised by Harris Associates since the Fund's inception.

THORNBURG INVESTMENT MANAGEMENT

W. Vinson Walden, has managed the portion of the Fund advised by Thornburg Investment Management since the Fund's inception.

Brian McMahon, has managed the portion of the Fund advised by Thornburg Investment Management since the Fund's inception.

ARTIO GLOBAL MANAGEMENT, LLC

Keith Walter, CFA, has managed the portion of the Fund advised by Artio Global Management, LLC since the Fund's inception.

MARSICO CAPITAL MANAGEMENT

Thomas F. Marsico, Chief Executive Officer, Chief Investment Officer and Portfolio Manager, has managed the portion of the Fund advised by Marsico Capital Management since the Fund's inception.

James G. Gendelman, Senior Analyst and Portfolio Manager, has managed the portion of the Fund advised by Marsico Capital Management since the Fund's inception.

TURNER INVESTMENT PARTNERS

Christopher McHugh, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Cramer Rosenthal McGlynn LLC

Robert Rewey III, has managed the portion of the Fund advised by Cramer Rosenthal McGlynn LLC since the Fund's inception.

Jay Abramson, has managed the portion of the Fund advised by Cramer Rosenthal McGlynn LLC since the Fund's inception.

FAIRPOINTE CAPITAL MANAGEMENT

Thyra Zerhusen, has managed the portion of the Fund advised by Fairpointe Capital Management since the Fund's inception.

Marie Lorden, has managed the portion of the Fund advised by Fairpointe Capital Management since the Fund's inception.

Mary Pierson, has managed the portion of the Fund advised by Fairpointe Capital Management since the Fund's inception.

PHOCAS FINANCIAL

William Schaff, has managed the portion of the Fund advised by Phocas Financial since the Fund's inception.

Steve Block, has managed the portion of the Fund advised by Phocas Financial since the Fund's inception.

TCW GROUP

Husam Nazer, has managed the portion of the Fund advised by TCW Group since the Fund's inception.

ALLIANZ GLOBAL INVESTORS

Robert Marren, has managed the portion of the Fund advised by Allianz Global Investors since the Fund's inception.

ACADIAN ASSET MANAGEMENT

John Chisolm, has managed the portion of the Fund advised by Acadian Asset Management since the Fund's inception.

Ronald Frashure, has managed the portion of the Fund advised by Acadian Asset Management since the Fund's inception.

Brian Wolahan, has managed the portion of the Fund advised by Acadian Asset Management since the Fund's inception.

Asha Mehta, has managed the portion of the Fund advised by Acadian Asset Management since the Fund's inception.

DRIEHAUS CAPITAL MANAGEMENT

Howard Schwab, has managed the portion of the Fund advised by Driehaus Capital Management since the Fund's inception.

Chad Cleaver, has managed the portion of the Fund advised by Driehaus Capital Management since the Fund's inception.

David Mouser, has managed the portion of the Fund advised by Driehaus Capital Management since the Fund's inception.

Ryan Carpenter, has managed the portion of the Fund advised by Driehaus Capital Management since the Fund's inception.



FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 33 OF THE PROSPECTUS.

           CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND

FUND INVESTMENT OBJECTIVE

The Cornerstone Advisors Income Opportunities Fund (the "Income Opportunities Fund" or "Fund") seeks current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                          INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fee(1)                                                  XX%
--------------------------------------------------------------------------------
Other Expenses(2)
--------------------------------------------------------------------------------
         Shareholder Servicing Fee                                 XX%
--------------------------------------------------------------------------------
         Remaining Other Expenses                                  XX%
--------------------------------------------------------------------------------
Total Other Expenses                                               XX%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(3)                                 XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               XX%
--------------------------------------------------------------------------------

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to the Adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  1 YEAR                   3 YEARS
--------------------------------------------------------------------------------
                   $XX                       $XX
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets among one or more investment strategies directly through the use of one or more sub-advisers and/or indirectly through investments in unaffiliated open-end funds, closed-end funds, unregistered funds and exchange-traded funds ("Underlying Funds"). The Fund will invest in Underlying Funds and/or use one or more sub-advisers to invest its assets in the following four primary investment categories: (i) investment in U.S. and non-U.S. convertible securities; (ii) investment in U.S. and non-U.S. debt securities issued by corporate or sovereign entities in emerging markets and denominated in local (non-U.S.) currency; (iii) investment in U.S. and non-U.S. debt securities that are rated below-investment grade ("high yield" or "junk" bonds); and (iv) investment in income-oriented publicly traded master limited partnerships ("MLPs") and securities of MLP affiliates, including companies that own MLP partner interests. The Fund may, from time to time, pursue its investment objective by investing substantially all of its assets in Underlying Funds, typically known as a "fund of funds" strategy. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe, Asia and North America.

The Fund uses a multi-manager and/or multi-fund approach, relying on one or more sub-advisers and/or Underlying Funds with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Fund's primary investment adviser, Cornerstone Advisors Inc. (the "Adviser"). The Fund allocates its assets among strategies and sub-advisers or Underlying Funds according to an allocation schedule, determined by the Adviser. The Adviser expects to rebalance allocation weightings for each strategy, sub-adviser or Underlying Fund on an annual basis, but may do so more frequently based on market conditions, the performance of a strategy, sub-adviser or Underlying Fund or other factors. The Adviser may change an allocation schedule based on, among other factors, the Adviser's analysis of the Fund's investment strategies, the potential for each strategy to perform independently of the other, historical performance, and market conditions.

The Fund's assets may be invested, directly and/or through Underlying Funds, in a broad range of asset classes, securities and other investments to implement its four primary investment strategies. In particular, investments may include U.S. and foreign investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, including mortgage-backed and asset-backed securities, and securities denominated in local currency. The Fund's investments may include securities of emerging markets issuers. In addition, the Fund may also invest in convertible securities and MLPs. The Fund may also invest in equity securities and derivative instruments, principally options, futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the fund's positions in or exposure to securities, currencies or other instruments, or to enhance the fund's return, which is also known as speculation. The Fund may also invest in cash, money market instruments and other short-term obligations to achieve its investment objective.

The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY

GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because an Underlying Fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund's performance.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

CASH FLOW RISK -- A portion of the cash flow received by the Fund will be derived from its investment in MLPs, debt and equity securities of MLP affiliates, including other companies that own MLP partner interests and derive a significant portion of their revenue from energy-related activities ("Energy Companies"). In addition to the risk factors described below under "Energy Companies Risk," other factors which may reduce the amount of cash an Energy Company has available for distribution include increased operating costs, maintenance capital expenditures, acquisition costs, expansion, construction or exploration costs and borrowing costs.

CONVERTIBLE SECURITIES RISK -- Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner. Negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings.
 In addition, the credit rating of a company's convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, hedging risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

ENERGY COMPANIES RISK -- Energy Companies are susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in Energy Companies include but are not limited to the following:

         o Commodity Pricing Risk. Energy companies may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.

         o Depletion and Exploration Risk. Energy reserves naturally deplete as they are produced over time. The financial performance of Energy Companies may be adversely affected if they, or the companies to which they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. If an Energy Company is not able to raise capital on favorable terms, it may not be able to add or maintain its reserves.

         o Supply and Demand Risk. Energy Companies may be impacted by the levels of supply and demand for energy commodities.

         o Environmental and Regulatory Risk. Energy Companies are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

         o Acquisition Risk. An Energy Company's ability to grow and, where applicable, increase distributions to its equity holders, may be highly dependent on its ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. In the event that Energy Companies are unable to make such acquisitions, their future growth and ability to raise distributions will be limited and their ability to repay their debt holders may be weakened.

         o Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy Companies to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of Energy Companies as the yields on alternative investments increase.

         o Catastrophic Event Risk. Energy Companies are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons.

                  Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of Energy Companies.

EQUITY MARKET RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GEOGRAPHIC RISK -- The Fund's investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

HIGH YIELD BOND RISK - High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

INTEREST RATE RISK -- The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

INVESTMENT COMPANY RISK -- When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MLP RISK - MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. MLPs are exposed to many of the same risks as other Energy Companies, summarized above. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

NON-DIVERSIFIED RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

SOVEREIGN DEBT RISK -- Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

TAX RISK -- The Fund is subject to the following tax risks: the risk that MLPs in which the Fund invest will be classified as corporations rather than as partnerships for federal income tax purposes, which may reduce the Fund's return and negatively affect the Fund's net asset value; the risk associated with the monitoring of the investments of the Fund to ensure compliance with the qualifying income and distribution requirements applicable to RICs which may result in the Fund failing to qualify as a RIC unless certain relief provisions are available; the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs in which the Fund invests.

UNDERLYING FUND RISK -- The Fund's performance is subject to the risks associated with the securities and other investments held by the underlying funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the underlying funds to achieve their investment objectives.

VALUATION RISK -- The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CORNERSTONE ADVISORS INC.

Paul W. Pedalino, CFA, Managing Director, has managed the Fund since its inception.

Michael G. Hughes, CFA, CAIA, Chief Investment Officer, has managed the Fund since its inception.


INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

STEELPATH FUND ADVISORS, LLC

Gabriel Hammond, has managed the portion of the Fund advised by SteelPath Fund Advisors, LLC since the Fund's inception.

Stuart Cartner, has managed the portion of the Fund advised by SteelPath Fund Advisors, LLC since the Fund's inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 33 OF THE PROSPECTUS.

            CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND

FUND INVESTMENT OBJECTIVE

The Cornerstone Advisors Public Alternatives Fund (the "Public Alternatives Fund" or "Fund") seeks capital appreciation with lower correlation to traditional global fixed income and public equity markets.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                          INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fee(1)                                                  XX%
--------------------------------------------------------------------------------
Other Expenses(2)
--------------------------------------------------------------------------------
         Shareholder Servicing Fee                                 XX%
--------------------------------------------------------------------------------
         Remaining Other Expenses                                  XX%
--------------------------------------------------------------------------------
Total Other Expenses                                               XX%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(3)                                 XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               XX%
--------------------------------------------------------------------------------

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to the Adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  1 YEAR                   3 YEARS
--------------------------------------------------------------------------------
                   $XX                       $XX
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets among one or more investment strategies directly through the use of one or more sub-advisers and/or indirectly through investments in unaffiliated open-end funds, closed-end funds, unregistered funds and exchange-traded funds ("Underlying Funds"). The Fund will initially, and may from time to time thereafter, pursue its investment objective by investing substantially all of its assets in Underlying Funds, typically referred to as a "fund of funds" strategy. The Fund will invest in Underlying Funds and/or use one or more sub-advisers that employ one of the Fund's two primary investment strategies: global macro and arbitrage. In the global macro strategy, the Fund's assets may be invested across all capital markets and in any type of security or other instrument that the underlying fund's adviser or one or more sub-advisers believe presents the best investment opportunities, consistent with the Fund's 80% investment policy described below. The Fund's sub-advisers or an underlying fund's adviser may use a combination of investment techniques in the global macro strategy, including "bottom up" and "top down" approaches to investing. In the arbitrage strategy, the Fund takes "long" positions in securities that are believed will go up in price and "short" positions in securities that are believed will go down in price. Underlying Funds and one or more sub-advisers that employ a global macro strategy will also engage in short selling. The Fund may use one or more sub-advisers, invest in Underlying Funds or employ strategies that pursue a blend of value and growth equity investing.

The Fund invests in publicly-traded investments and shares of Underlying Funds that are publicly available (collectively, "Publicly Available Investments"). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in Publicly Available Investments, and derivatives and other instruments with economic characteristics similar to Publicly Available Investments (the "80% Investment Policy"). The 80% Investment Policy may be changed by the Fund upon 60 days' prior notice to shareholders. From time to time, the Fund may also focus its investments in a particular geographic region, such as Europe, Asia and North America.

The Fund uses a multi-manager and/or multi-fund approach, relying on one or more sub-advisers and/or Underlying Funds with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Fund's primary investment adviser, Cornerstone Advisors Inc. (the "Adviser"). The Fund allocates its assets among strategies and sub-advisers or Underlying Funds according to an allocation schedule, determined by the Adviser. The Adviser expects to rebalance allocation weightings for each strategy, sub-adviser or Underlying Fund on an annual basis, but may do so more frequently based on market conditions, the performance of a strategy, sub-adviser or Underlying Fund or other factors. The Adviser may change an allocation schedule based on, among other factors, the Adviser's analysis of the Fund's investment strategies, the potential for each strategy to perform independently of the other, historical performance, and market conditions.

The Fund's assets may be invested, directly and/or through Underlying Funds, in a broad range of asset classes, securities and other investments to implement its two primary investment strategies. These may include, subject to the Fund's 80% Investment Policy, U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, including mortgage-backed and asset-backed securities, commodities, currencies, warrants, depositary receipts, exchange-traded notes, shares of other investment companies, including exchange-traded funds, and derivative instruments, principally options, futures contracts, options on futures contracts, forward contracts and swap agreements. An Underlying Fund or sub-adviser may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the fund's positions in or exposure to securities, currencies or other instruments, or to enhance the fund's return, which is also known as speculation. An Underlying Fund or Sub-Adviser may also invest in cash, money market instruments and other short-term obligations to achieve its investment objective and, at times, such investments may be significant in order for an Underlying Fund or a sub-adviser to maintain flexibility to pursue its investment strategies.

An Underlying Fund or sub-adviser may engage in short sales, particularly in implementing the arbitrage strategy. When a fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The fund is then obligated to buy the security at a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or to seek positive returns in instances where an adviser believes a security's price will decline. A fund will either realize a profit or incur a loss from a short position, depending on whether the value of the security decreases or increases, respectively, between the time it is sold and the time when the fund replaces the borrowed security. An Underlying Fund or sub-adviser may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund or an Underlying Fund to maintain long positions in excess of 100% of its net assets. An Underlying Fund or sub-adviser may vary the long and short exposures in its portfolio over time, based on its assessment of market conditions and other factors.

As a result of the Fund's strategies, the Fund may have highly leveraged exposure to one or more asset classes at times. The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because an Underlying Fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund's performance.

ARBITRAGE STRATEGIES RISK -- The Fund may utilize strategies that involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

BELOW INVESTMENT GRADE SECURITIES RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect of repayment of principal and interest of many of these securities is speculative.

COMMODITY RISK -- Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

COMMODITY-LINKED SECURITIES RISK -- Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, hedging risk, commodity risk, correlation risk and liquidity risk. Commodity risk is described above. Leverage risk, hedging risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EQUITY MARKET RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

EXCHANGE-TRADED FUNDS (ETFS) RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

EXCHANGE-TRADED NOTES (ETNS) -- The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

GEOGRAPHIC RISK -- The Fund's investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

GROWTH INVESTMENT STYLE RISK -- An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

INTEREST RATE RISK -- The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

INVESTMENT COMPANY RISK -- When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

LEVERAGE RISK -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MICRO-CAPITALIZATION COMPANY RISK -- Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

NON-DIVERSIFIED RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund or an Underlying Fund and, therefore, the Fund's share prices.

SMALL AND MEDIUM CAPITALIZATION COMPANIES RISK -- The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TAX RISK -- In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Income from certain Fund investments which provide exposure to changes in commodity prices, such as commodity-linked derivative instruments, may not be considered qualifying income for these purposes. The Fund will therefore seek to restrict its income from direct investments in investments that do not generate qualifying income to a maximum of 10 percent of its gross income.

UNDERLYING FUND RISK -- The Fund's performance is subject to the risks associated with the securities and other investments held by the underlying funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the underlying funds to achieve their investment objectives.

U.S. GOVERNMENT SECURITIES RISK -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

VALUE INVESTMENT STYLE RISK -- An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies' true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

VALUATION RISK -- The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

WARRANTS RISK -- Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CORNERSTONE ADVISORS INC.

Paul W. Pedalino, CFA, Managing Director, has managed the Fund since its inception.

Michael G. Hughes, CFA, CAIA, Chief Investment Officer, has managed the Fund since its inception.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

TURNER INVESTMENT PARTNERS

Christopher McHugh, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

David Honold, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Frank Sustersic, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Jason Schrotberger, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Vijay Shankaran, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Christopher Baggini, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Donald Smith, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Matthew Glaser, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

Joshua Kohn, has managed the portion of the Fund advised by Turner Investment Partners since the Fund's inception.

CLARIVEST ASSET MANAGEMENT LLC

Todd Wolter, has managed the portion of the Fund advised by ClariVest Asset Management LLC since the Fund's inception.

Michael Waterman, has managed the portion of the Fund advised by ClariVest Asset Management LLC since the Fund's inception.

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 33 OF THE PROSPECTUS.

CORNERSTONE ADVISORS REAL ASSETS FUND

FUND INVESTMENT OBJECTIVE

The Cornerstone Advisors Real Assets Fund (the "Real Assets Fund" or "Fund") seeks capital appreciation and, as a secondary objective, current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)


--------------------------------------------------------------------------------
                                                          INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fee(1)                                                  XX%
--------------------------------------------------------------------------------
Other Expenses(2)
--------------------------------------------------------------------------------
         Shareholder Servicing Fee                                 XX%
--------------------------------------------------------------------------------
         Remaining Other Expenses                                  XX%
--------------------------------------------------------------------------------
Total Other Expenses                                               XX%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(3)                                 XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               XX%
--------------------------------------------------------------------------------

(1) The fee shown is based on the initial allocation of Fund assets among sub-advisers as of the date of this Prospectus and the management fee paid to the Adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower than that shown.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  1 YEAR                   3 YEARS
--------------------------------------------------------------------------------
                   $XX                       $XX
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by allocating its assets among one or more investment strategies directly through the use of one or more sub-advisers and/or indirectly through investments in unaffiliated open-end funds, closed-end funds, unregistered funds and exchange-traded funds ("Underlying Funds"). The Fund will invest in Underlying Funds and/or use one or more sub-advisers to invest its assets the following three primary investment categories: global corporate and government-issued inflation-protected securities; energy infrastructure master limited partnerships ("MLPs") and securities of MLP affiliates, including companies that own MLP partner interests; and commodity futures (collectively, these assets are referred to as "Real Assets"). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Real Assets, and derivatives and other instruments with economic characteristics similar to Real Assets, and/or Underlying Funds which primarily invest in Real Assets (the "80% Investment Policy"). The Fund may, from time to time, pursue its investment objective by investing substantially all of its assets in Underlying Funds, typically known as a "fund of funds" strategy.

The Fund uses a multi-manager and/or multi-fund approach, relying on one or more sub-advisers and/or Underlying Funds with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of the Fund's primary investment adviser, Cornerstone Advisors Inc. (the "Adviser"). The Fund allocates its assets among strategies and sub-advisers or Underlying Funds according to an allocation schedule, determined by the Adviser. The Adviser expects to rebalance allocation weightings for each strategy, sub-adviser or Underlying Fund on an annual basis, but may do so more frequently based on market conditions, the performance of a strategy, sub-adviser or Underlying Fund, or other factors. The Adviser may change an allocation schedule based on, among other factors, the Adviser's analysis of the Fund's investment strategies, the potential for each strategy to perform independently of the other, historical performance, and market conditions.

Subject to its 80% Investment Policy, the Fund's assets may be invested, directly and/or through Underlying Funds, in a broad range of asset classes, securities and other investments to implement its primary investment strategies. The Fund may invest in U.S., foreign and emerging markets securities, MLPS, investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, and commodities. In addition the Fund may invest in derivative instruments, principally options, futures contracts, options on futures contracts, forward contracts and swap agreements. An Underlying Fund or sub-adviser may engage in such derivatives transactions to gain exposure to, for example, certain securities, markets or asset classes, to hedge the fund's positions in or exposure to securities or other instruments, or to enhance the fund's return, which is also known as speculation. The Fund may also write covered call options. An Underlying Fund or sub-adviser may also invest in cash, money market instruments and other short-term obligations to achieve its investment objective.

The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Because an Underlying Fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

ALLOCATION RISK -- The Adviser's judgment about, and allocations among, funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund's performance.

BELOW INVESTMENT GRADE SECURITIES RISK -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect of repayment of principal and interest of many of these securities is speculative.

CASH FLOW RISK -- A portion of the cash flow received by the Fund will be derived from its investment in MLPs, debt and equity securities of MLP affiliates, including other companies that own MLP partner interests and derive a significant portion of their revenue from energy-related activities ("Energy Companies"). In addition to the risk factors described below under "Energy Companies Risk," other factors which may reduce the amount of cash an Energy Company has available for distribution include increased operating costs, maintenance capital expenditures, acquisition costs, expansion, construction or exploration costs and borrowing costs.

COMMODITY RISK -- Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

COMMODITY-LINKED SECURITIES RISK -- Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK -- The Fund's use of futures contracts, options, forward contracts and swaps is subject to market risk, leverage risk, hedging risk, commodity risk, correlation risk and liquidity risk. Commodity risk is described above. Leverage risk, hedging risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

ENERGY COMPANIES RISK -- Energy Companies are susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in Energy Companies include but are not limited to the following:

         o Commodity Pricing Risk. Energy Companies may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.

         o Depletion and Exploration Risk. Energy reserves naturally deplete as they are produced over time. The financial performance of Energy Companies may be adversely affected if they, or the companies to which they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. If an Energy Company is not able to raise capital on favorable terms, it may not be able to add or maintain its reserves.

         o Supply and Demand Risk. Energy Companies may be impacted by the levels of supply and demand for energy commodities.

         o Environmental and Regulatory Risk. Energy Companies are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

         o Acquisition Risk. An Energy Company's ability to grow and, where applicable, increase distributions to its equity holders, may be highly dependent on its ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders. In the event that Energy Companies are unable to make such acquisitions, their future growth and ability to raise distributions will be limited and their ability to repay their debt holders may be weakened.

         o Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of Energy Companies to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of Energy Companies as the yields on alternative investments increase.

         o Catastrophic Event Risk. Energy Companies are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of Energy Companies.

EQUITY MARKET RISK -- The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

FOREIGN INVESTMENT/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

INFLATION PROTECTED SECURITIES RISK -- The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

INTEREST RATE RISK -- The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

INVESTMENT COMPANY RISK -- When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

LEVERAGE RISK -- The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MLP RISK - MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the over-the-counter market. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. MLPs are exposed to many of the same risks as other Energy Companies, summarized above. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

MULTI-MANAGER RISK -- The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund's assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

NON-DIVERSIFIED RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

PORTFOLIO TURNOVER RISK -- Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

TAX RISK -- In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Income from certain Fund investments which provide exposure to changes in commodity prices, such as commodity-linked derivative instruments, may not be considered qualifying income for these purposes. The Fund will therefore seek to restrict its income from direct investments in investments that do not generate qualifying income to a maximum of 10 percent of its gross income, but cannot be assured it will successfully do so and the Fund may not qualify as a RIC if certain relief provisions are not available to the Fund. The Fund is also subject to the risk that MLPs in which the Fund invest will be classified as corporations rather than as partnerships for federal income tax purposes, which may reduce the Fund's return and negatively affect the Fund's net asset value. There is a risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs in which the Fund invests.

UNDERLYING FUND RISK -- The Fund's performance is subject to the risks associated with the securities and other investments held by the underlying funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the underlying funds to achieve their investment objectives.

VALUATION RISK -- The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

CORNERSTONE ADVISORS INC.

Paul W. Pedalino, CFA, Managing Director, has managed the Fund since its inception.

Michael G. Hughes, CFA, CAIA, Chief Investment Officer, has managed the Fund since its inception.


INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

KAYNE ANDERSON CAPITAL ADVISORS, L.P.

J.C. Frey, has managed the portion of the Fund advised by Kayne Anderson Capital Advisors, L.P. since the Fund's inception.

David LaBonte, has managed the portion of the Fund advised by Kayne Anderson Capital Advisors, L.P. since the Fund's inception.

BLACKROCK INVESTMENT MANAGEMENT, LLC

[To be provided]

FOR IMPORTANT INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 33 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES, TAXES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase shares of each Fund for the first time, you must invest at least $2,000. There is no minimum for subsequent investments.

Shares of the Fund are offered exclusively to certain advisory clients of the Adviser. Shares can normally be redeemed only by contacting your client service manager or calling XX.

TAX INFORMATION

Each Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in each Fund involves risk and there is no guarantee that each Fund will achieve its goals. The Adviser and the sub-advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with similar investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ALLOCATION RISK (ALL FUNDS) -- The Funds may invest in a wide range of investments ranging from stocks and corporate bonds issued by companies of all sizes in diverse industries, government bonds from developed and emerging countries, other investment companies such as exchange traded funds, put and call options, and take substantial short positions, among other investments. Given the wide scope of the many investments it can make, the Adviser could be wrong in determining the combination of investments, funds or sub-advisers that produce good returns under changing market conditions. The Funds could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

DERIVATIVES RISK (ALL FUNDS) -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect a Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent a Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by a Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

EQUITY RISK (ALL FUNDS) -- Since they purchases equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, shares of REITs and ADRs, as well as shares of mutual funds and ETFs that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN COMPANY RISK (ALL FUNDS) -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of American Depository Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in securities of foreign companies (including through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

EMERGING MARKET SECURITIES RISK (ALL FUNDS) -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK (ALL FUNDS) -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

SHORT SALES RISK (PUBLIC ALTERNATIVES FUND ONLY) -- The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. A Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by a Fund. If the underlying security goes down in price between the time a Fund sells the security and buys it back, a Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, a Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, a Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, a Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of a Fund. For example, when a Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases a Fund's unrealized gain or reduces a Fund's unrealized loss on its short sale transaction. To the extent that the dividend that a Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, a Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. A Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Global Public Equity Fund is to seek capital appreciation. The investment objective of the Income Opportunities Fund is to seek current income. The investment objective of the Public Alternatives Fund is to seek capital appreciation with lower correlation to traditional global fixed income and public equity markets. The investment objective of the Real Assets Fund is to seek capital appreciation and, as a secondary objective, current income. The investment objectives of the Funds are non-fundamental and may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only do so if a Sub-Adviser believe that the risk of loss outweighs the opportunity for capital appreciation or current income.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the SAI. Within [XX] days of the end of each _____________, each Fund will post its complete portfolio holdings on the internet at http://www._____________.com.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Cornerstone Advisors Inc., a Washington corporation formed in 1983, serves as the overall investment adviser to the Funds. The Adviser's principal place of business is located at 225 -- 108th Avenue NE , Suite 400, Bellevue, Washington 98004-5782. As of May 31, 2012, the Adviser had approximately $2.4 billion in assets under management.

The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for Funds. The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds' assets among strategies and sub-advisers and/or Underlying Funds. The Adviser is also responsible for monitoring both the overall performance of each Fund, and the individual performance of each sub-adviser within those Funds served by one or more sub-advisers. Each of the Funds is authorized to operate on a "multi-manager" basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to that Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. The Adviser may also, from time to time, reallocate assets of a multi-manager Fund to other sub-advisers. The Adviser is an integral part of the sub-adviser selection process and instrumental in the supervision of sub-advisers. For its services, the Adviser receives an annual fee of [0.01%] of each Fund's average net assets.

Paul W. Pedalino, CFA, is a Managing Director and a Principal of Cornerstone Advisors, Inc. He has been with the firm for over 10 years with prior experience at Frank Russell Company, Russell/Mellon Analytical Services and T. Rowe Price. Mr. Pedalino is responsible for the firm's Global Public Equity, Public

Alternatives, Private Alternatives, Real Assets and Income Opportunities strategies. Additionally, Mr. Pedalino is a member of the firm's Asset Allocation and Manager Review Committees.

Michael G. Hughes, CFA, CAIA, is the Chief Investment Officer and a Principal of Cornerstone Advisors, Inc. He has been with the firm for over four years with prior experience at Perkins Coie Capital Management LLC, Safeco Insurance and First Interstate Bank. Mr. Hughes is responsible for oversight of all of the firm's strategies including Global Public Equity, Public Alternatives, Private Alternatives, Private Real Estate, Private Equity, Real Assets and Income Opportunities strategies. Additionally, Mr. Hughes is the Head of the Investment Policy Committee, Asset Allocation Committee and Manager Review Committee.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement and investment sub-advisory agreements will be available in the Funds' Annual Report dated _________ __, 201_.


The Board of Trustees has authorized the Trust's officers to request an order from the Securities and Exchange Commission ("SEC") that would permit the Trust to enter into portfolio management agreements with the Sub-Advisers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Fund (the "Manager of Managers Order"). The Trust's shareholders have also approved the arrangements contemplated by the Manager of Managers Order; however, the SEC has not yet approved the Manager of Managers Order. Assuming that the SEC approves the Manager of Managers Order, the Funds may begin to operate in reliance on the Manager of Managers Order without seeking any further authorization from shareholders. Accordingly, at some time in the future, it is anticipated that the Funds, upon the recommendation of Cornerstone, will be able to enter into and amend agreements with Sub-Advisers without shareholder approval.

It is anticipated that the Manager of Managers Order will be subject to a number of operating requirements that are imposed as conditions to the granting of, and the Trusts' operation in reliance on, the Managers of Mangers Order (the "Conditions"). While it is not possible to describe each of the Conditions at this time, it is anticipated that one of the Conditions will prohibit reliance on the Manager of Managers Order to approve a management agreement with a Sub-Adviser that would result in an increase in the total fees payable to Cornerstone (if any) and the Sub-Advisers by a Fund. The Trust intends to propose that this Condition would be structured so that, upon the granting of the Manager of Managers Order, a "Fee Ceiling" would be established for each Fund at the following rate:

--------------------------------------------------------------------------------
         FUND                                             FEE CEILING
--------------------------------------------------------------------------------
Public Equity Fund                                           XXX
--------------------------------------------------------------------------------
Income Opportunities Fund                                    XXX
--------------------------------------------------------------------------------
Public Alternatives Fund                                     XXX
--------------------------------------------------------------------------------
Real Assets Fund                                             XXX
--------------------------------------------------------------------------------

As proposed by the Trust, the Fee Ceiling would be equal to the maximum aggregate amount payable annually by a Fund to Cornerstone and the Sub-Advisers. Any initial approval of a management contract with a Sub-Adviser, or any amendment thereto, that would cause a Fund to exceed its Fee Ceiling would require shareholder approval. The Fee Ceiling would apply at the Fund level, and would not apply to any particular management agreement. Accordingly, depending on how a Fund's assets are allocated among Sub-Advisers, it is possible that a management agreement would pay a fee to one or more Sub-Advisers that is higher than the Fee Ceiling. However, no assurance can be given that the Manager of Managers Order will contain the Condition proposed by the Trust and described above. The Manager of Managers Order may contain additional or different Conditions, each as determined necessary or advisable by the SEC.

INVESTMENT SUB-ADVISERS AND PORTFOLIO MANAGERS

CORNERSTONE ADVISORS INC. ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

In accordance with the terms of separate investment sub-advisory agreements relating to the respective Funds, and subject to the general supervision of the Board of Trustees, each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. Cornerstone oversees each Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's adherence to its investment style. The Board supervises Cornerstone and each Sub-Adviser, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by Cornerstone.

Information on Sub-Advisory Fees and Total Management Fee. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on a specified percentage of that portion of the Fund's assets allocated to that sub-adviser. The rates at which these fees are calculated, which may vary among sub-advisers, is set forth in the Statement of Additional Information. The total management fee shown in each Fund's Fee Table (in the summary section of this Prospectus) is based on the initial allocation of assets among the Fund's sub-advisers as of the date of this prospectus and the fee paid to the Adviser. Asset allocations and fees payable to each Fund's sub-advisers may vary and, consequently, the total management fee payable will fluctuate and may be higher or lower that that shown in each Fund's Fee Table.

[INFORMATION BELOW AND PORTFOLIO MANAGER INFORMATION TO BE PROVIDED BY
AMENDMENT]

The following are currently the sub-advisers responsible for management each Fund's assets:

GLOBAL PUBLIC EQUITY FUND

Parametric Portfolio Associates is a Delaware corporation, established in XXXX, is located at 1151 Fairview Avenue North, Seattle, Washington 98109. As of _________ __, 2012, Parametric had approximately $XX billion in assets under management.

LSV Asset Management, a Delaware corporation established in 1994, is located at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606. As of _________ __, 2012, LSV had approximately $XX billion in assets under management.

Harris Associates LP, a Delaware corporation established in XXXX, is located at Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790. As of _________ __, 2012, Harris had approximately $XX billion in assets under management.

Thornburg Investment Management, Inc., a Delaware corporation established in 1982, is located at 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. As of ________ __, 2012, Thornburg had approximately $XX billion in assets under management.

Artio Global Management LLC, ("Artio Global"), a Delaware limited liability company, is located at 330 Madison Avenue, New York, New York 10017. As of _________ __, 2012, Artio Global had total assets under management of approximately $XX billion.

Marsico Capital Management, LLC, a Delaware limited liability company established in XXXX, is located at 1200 17th Street, Suite 1600, Denver, Colorado 80202-5824. As of ________ __, 2012, Marsico Capital had approximately $XX billion in assets under management.

Turner Investments, L.P., a Pennsylvania limited partnership established in XXXX, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312-2414. As of ________ __, 2012, Turner had approximately $XX billion in assets under management.

Cramer Rosenthal McGlynn LLC, ("CRM"), a Delaware limited liability company established in XXXX, is located at 520 Madison Avenue, 20th Floor, New York, New York 10022. As of ________ __, 2012, CRM had approximately $XX billion in assets under management.

Fairpointe Capital LLC, a Delaware limited liability company established in XXXX, is located at One North Franklin Street, Suite 3300, Chicago, Illinois 60606-2401. As of ________ __, 2012, Fairpointe had approximately $XX billion in assets under management.

Phocas Financial Corporation, a California corporation established in XXXX, is located at 980 Atlantic Avenue, Suite 106, Alameda, California 94501-1001. As of ________ __, 2012, Phocas had approximately $XX billion in assets under management.

TCW Group, a California corporation established in XXXX, is located at 865 Figueroa Street, Suite 1800, Los Angeles, California 90017-2593. As of ________ __, 2012, TCW Group had approximately $XX billion in assets under management.

Allianz Global Investors Capital LLC, a Delaware limited liability company ("AGI Capital"), established in XXXX is an investment adviser with offices in San Diego, California and New York, New York. As of ________ __, 2012, Allianz Global had approximately $XX billion in assets under management.

Acadian Asset Management LLC, a Delaware limited liability company established in 1986, is located at One Post Office Square, Boston, Massachusetts 02109. As of ________ __, 2012, Acadian had approximately $XX billion in assets under management. Acadian is an affiliate of Old Mutual (US) Holdings Inc. Old Mutual (US) Holdings Inc. is a wholly-owned subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.

Driehaus Capital Management LLC, a Delaware limited liability company established in XXXX, is located at 25 East Erie Street, Chicago, Illinois 60611-2703. As of ________ __, 2012, Driehaus had approximately $XX billion in assets under management.

INCOME OPPORTUNITIES FUND

Steelpath Fund Advisors, LLC ("Steelpath"), a Delaware limited liability company established in 2009, is located at 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. As of ________ __, 2012, Steelpath had approximately $XX billion in assets under management.

PUBLIC ALTERNATIVES FUND

AlphaSimplex Group, LLC, a Delaware limited liability company established in XXXX, is located at One Cambridge Center, Cambridge, Massachusetts 02142. As of ________ __, 2012, AlphaSimplex had approximately $XX billion in assets under management.

AQR Capital Management, LLC, a Delaware limited liability company established in XXXX, is located at Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. As of ________ __, 2012, AQR had approximately $XX billion in assets under management.

Turner Investments, L.P., a Pennsylvania limited partnership established in XXXX, is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312-2414. As of ________ __, 2012, Turner had approximately $XX billion in assets under management.

ClariVest Asset Management LLC, a California limited liability company established in XXXX, is located at 11452 El Camino Real, Suite 250, San Diego, CA 92130 . As of ________ __, 2012, ClariVest had approximately $XX billion in assets under management.

(1) As of the date of this Prospectus, no assets have been allocated to this Sub-Adviser.

REAL ASSETS FUND

Kayne Anderson Capital Advisors, L.P. ("Kayne Anderson"), a California limited partnership, is located at 1800 Avenue of the Stars, Third Floor, Los Angeles, California 90067. As of ________ __, 2012, Kayne Anderson had approximately $XX billion in assets under management.

BlackRock Investment Management LLC, a New York limited liability company, is located at 55 East 52(nd) Street New York, NY 10055. As of ________ __, 2012, BlackRock had approximately $XX billion in assets under management.

The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

Institutional Shares are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

Shares of the Fund are offered exclusively to certain advisory clients of the Adviser.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. Each Fund's price per share will be the net asset value per share ("NAV") next determined after the Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Funds were provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time the Funds calculate their NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Funds with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

HOW THE FUNDS CALCULATE NAV


NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Funds' Board, these methods are implemented through the Funds' Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Funds would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Funds calculated their NAV.

With respect to any non-U.S. securities held by the Funds, the Funds may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Funds may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Funds may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the United States, or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security if a quotation is readily available, or may be based upon the values of securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

MINIMUM PURCHASES

You can open an account with the Funds with a minimum initial investment of $2,000. There is no minimum for subsequent investments. [Each Fund may accept initial investments of smaller amounts in its sole discretion and reserves the right to create a minimum for subsequent investments.]

FUND CODES

The reference information listed below will be helpful to you when you contact the Funds to purchase Institutional Shares of a Fund, check daily NAV or obtain additional information.


FUND NAME                             TICKER SYMBOL      CUSIP      FUND CODE
Global Public Equity Fund                  XX             XX           XX
Income Opportunities Fund                  XX             XX           XX
Public Alternatives Fund                   XX             XX           XX
Real Assets Fund                           XX             XX           XX

HOW TO SELL YOUR FUND SHARES

Shares can only be redeemed by contacting your client service manager or calling XX.

The sale price will be the NAV next determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of each Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed XX% based on the Fund's average daily net assets. Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds' shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any shareholder servicing payments that are reflected in the fees and expenses listed in the fee table sections of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Funds may invest in foreign securities traded primarily on markets that close prior to the time a Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, because the Funds may invest in micro-, small- and mid-cap securities, which often trade in lower volumes and may be less liquid, these Funds may be more susceptible to the risks posed by frequent trading because frequent transactions in the Funds' shares may have a greater impact on the market prices of these types of securities.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

         o Shareholders are restricted from making more than 4 "round trips" into or out of any Fund over any rolling 12 month period. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a "round trip" as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

         o Each Fund reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. The Funds have entered into "information sharing agreements" with these financial intermediaries, which permit the Funds to obtain, upon request, information about the trading activity of the intermediary's customers that invest in the Funds. If the Funds or their service providers identify omnibus account level trading patterns that have the potential to be detrimental to the Funds, the Funds or their service providers may, in their sole discretion, request from the financial intermediary information concerning the trading activity of its customers. Based upon a review of that information, if the Funds or their service providers determine that the trading activity of any customer may be detrimental to the Funds, they may, in their sole discretion, request the financial intermediary to restrict or limit further trading in the Funds by that customer. If the Funds are not satisfied that the intermediary has taken appropriate action, the Funds may terminate the intermediary's ability to transact in Fund shares. When information regarding transactions in the Funds' shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds and their service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Funds. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Funds to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Global Public Equity Fund and the Public Alternatives Fund will distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Income Opportunities Fund and the Real Assets Fund will distribute their net investment income quarterly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable to individuals at the rates applicable to long-term capital gains of a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualifies dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012 and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Because the Funds may invest in foreign securities it may be subject to foreign withholding taxes with respect to dividends or interest that the Fund receives from sources in foreign countries. The Fund may be able to make an election to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it makes this decision.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        THE ADVISORS' INNER CIRCLE FUND

                           CORNERSTONE ADVISORS FUNDS

INVESTMENT ADVISER

Cornerstone Advisors Inc.
225 -- 108th Avenue NE , Suite 400
Bellevue, Washington 98004-5782

SUB-ADVISERS

[TO BE PROVIDED]

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION: The SAI, dated _______ __, 2012, includes detailed information about the Cornerstone Funds and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on the Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  X-XXX-XXX-XXXX

BY MAIL:       [TRANSFER AGENT: PLEASE PROVIDE.]

BY INTERNET:   [SEI: PLEASE PROVIDE.]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.


                                                                   [INSERT CODE]

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                               DATED JUNE 8, 2012

                      STATEMENT OF ADDITIONAL INFORMATION

                 CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
                           (TICKER SYMBOL: _________)

                 CORNERSTONE ADVISORS INCOME OPPORTUNITIES FUND
                           (TICKER SYMBOL: _________)

                 CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND
                           (TICKER SYMBOL: _________)

                     CORNERSTONE ADVISORS REAL ASSETS FUND
                           (TICKER SYMBOL: _________)

               EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                               ________ __, 2012

                              INVESTMENT ADVISER:
                           CORNERSTONE ADVISORS INC.

                            INVESTMENT SUB-ADVISERS:
                                 [TO BE LISTED]

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and the Cornerstone Advisors Real Assets Fund (each a "Fund" and together, the "Funds"). This SAI is incorporated by reference and should be read in conjunction with the Funds' prospectus dated ________ __, 2012. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Funds' prospectus or Annual Report, when available, free of charge by writing to the Trust at _____________________ or calling the Fund at X-XXX-XXX-XXXX.

                               TABLE OF CONTENTS


THE TRUST ..................................................................S-1
DESCRIPTION OF PERMITTED INVESTMENTS .......................................S-1
INVESTMENT LIMITATIONS .....................................................S-27
THE ADVISER AND SUB-ADVISERS ...............................................S-29
THE PORTFOLIO MANAGERS .....................................................S-31
THE ADMINISTRATOR ..........................................................S-32
THE DISTRIBUTOR ............................................................S-33
SHAREHOLDER SERVICES .......................................................S-33
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................S-33
THE TRANSFER AGENT .........................................................S-34
THE CUSTODIAN ..............................................................S-34
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................S-34
LEGAL COUNSEL ..............................................................S-34
TRUSTEES AND OFFICERS OF THE TRUST .........................................S-34
PURCHASING AND REDEEMING SHARES ............................................S-44
DETERMINATION OF NET ASSET VALUE ...........................................S-45
TAXES ......................................................................S-45
FUND TRANSACTIONS ..........................................................S-50
PORTFOLIO HOLDINGS .........................................................S-52
DESCRIPTION OF SHARES ......................................................S-53
SHAREHOLDER LIABILITY ......................................................S-53
LIMITATION OF TRUSTEES' LIABILITY ..........................................S-53
PROXY VOTING ...............................................................S-53
CODES OF ETHICS ............................................................S-54
5% AND 25% SHAREHOLDERS ....................................................S-54
APPENDIX A -- DESCRIPTION OF RATINGS .......................................A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES .........................B-1



__, 2012                                                           [INSERT CODE]

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate each Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees (each, a "Trustee" and collectively, the "Board").

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

NON-DIVERSIFICATION. Each Fund is non-diversified, as that term is defined in the 1940 Act, which means that a relatively high percentage of assets of a Fund may be invested in the obligations of a limited number of issuers. The value of the shares of a Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code.

DESCRIPTION OF PERMITTED INVESTMENTS

Each Fund's investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. The following are descriptions of the permitted investments and investment practices of the Funds. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund's investment objective and permitted by the Fund's stated investment policies.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o EXCHANGE-TRADED FUNDS. An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs([R]), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares([R]). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U. S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See "Securities of Other Investment Companies" below.

o EXCHANGE-TRADED NOTES. An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees. No period coupon payments are distributed, and no principal protection exists. ETNs were designed to create a type of security that combines both the aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange, such as the NYSE during normal trading hours. However, investors can also hold the debt security until maturity. At that time the issuer will give the investor a cash amount that would be equal to principal amount.

         One factor that affects the ETN's value is the credit rating of the issuer. The value of the ETN may drop despite no change in the underlying index. This might occur, for instance, due to a downgrade in the issuer's credit rating.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non- convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

         The Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities.

o MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MASTER LIMITED PARTNERSHIPS. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

MLP AFFILIATES. A Fund may invest in the debt and equity securities issued of MLP affiliates and companies that own MLP general partner interests that are energy infrastructure companies. A Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units. MLP I-Shares differ from MLP common units primarily in that, instead of receiving cash distributions, holders of MLP I-Shares receive distributions in the form of additional I-Shares. Issuers of MLP I-Shares are treated as corporations and not partnerships for tax purposes. As a result, MLP I-Shares are not subject to the Income Opportunities fund ans real Assets Fund's 25% limitation on investments in MLPs. MLP affiliates also include publicly traded limited liability companies that own, directly or indirectly, general partner interests of MLPs.

DEBT SECURITIES. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

o U.S. GOVERNMENT SECURITIES - The Funds may invest in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

         Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U. S. Government is not so obligated by law. U. S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

         On September 7, 2008, the U. S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U. S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U. S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U. S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.
         S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

o CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

o MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage- backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

         Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

         Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Funds may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to pre-payment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Funds may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

INFLATION-PROTECTED OBLIGATIONS ("TIPS") -- The Funds may invest in inflation-protected public obligations of major governments and emerging market countries, commonly known as TIPS. TIPS are a type of security issued by a government that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation - a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises or falls, both the principal value and the interest payments will increase or decrease. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. Government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - The Funds will only invest in a security issued by a commercial bank if the bank:

o Has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);

o        Is a U.S. bank and a member of the Federal Deposit Insurance
         Corporation; and

o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Funds may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Funds may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

U.S. SMALL BUSINESS ADMINISTRATION ("SBA") STRIPPED SECURITIES - The Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, issued by the U.S. Small Business Administration, are issued at a discount to their "face value." Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the U.S. by foreign entities. Investment in these securities involves certain risks which are not typically associated with investing in domestic securities. See

"Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus


TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o PREPAYMENT RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

o CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term Treasury securities, such as three-month treasury bills, are considered "risk-free." Corporate securities offer higher yields than Treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable Treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted. Securities rated BBB, while investment-grade, still possess speculative characteristics.

Debt securities rated below investment-grade ("junk bonds") are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Funds to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P, and Fitch. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A -- Description of Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by rating agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take appropriate actions if a rating agency reduces the security's rating. The Funds are not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Funds may invest in securities of any rating.

FOREIGN SECURITIES. Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. The Funds can invest in foreign securities in a number of ways:

o A Fund can invest directly in foreign securities denominated in a foreign currency.

o A Fund can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments.

o        A Fund can invest in investment funds.

AMERICAN DEPOSITARY RECEIPTS ("ADRS") -- ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

o        A foreign government may act adversely to the interests of U. S.
         investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U. S. investment. A country may restrict control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

o are generally more volatile than, and not as developed or efficient as, those in the United States;

o        have substantially less volume;

o trade securities that tend to be less liquid and experience rapid and erratic price movements;

o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Funds to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Funds receive from their investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

o        Have relatively unstable governments;

o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

o Offer less protection of property rights than more developed countries; and

o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

o U. S. TREASURY OBLIGATIONS. U. S. Treasury obligations consist of bills, notes and bonds issued by the U. S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U. S. government obligations that are issued by banks or brokerage firms and are created by depositing U. S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U. S. Treasury. Receipts are sold as zero coupon securities.

o U. S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U. S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U. S. government are supported by the full faith and credit of the U. S. Treasury, others are supported by the right of the issuer to borrow from the U. S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U. S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of

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         realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

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SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying a Fund's expenses. Unless an exception is available,
Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

WHEN ISSUED, DELAYED -- DELIVERY AND FORWARD TRANSACTIONS. A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities a Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. A Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

A Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When a Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments, such Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

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DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an interest rate or a market benchmark. Unless otherwise stated in the Funds' prospectuses, the Funds may use derivatives for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. A Fund may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as "hedging"). When hedging is successful, a Fund will have offset any depreciation in the value of its portfolio securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of a Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended ("1940 Act"). Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements and interpretations of the SEC and its staff.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading and regulated by the Commodity Futures Trading Commission ("CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person

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closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC" options). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

o PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). A Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that a Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, a Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

o        Allowing it to expire and losing its entire premium;

o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

o        Closing it out in the secondary market at its current price.

o SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, a Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, a Fund would hope to profit by closing out the put option at a lower price. If security prices fall, a Fund may lose an amount of money equal to the difference

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between the value of the security and the premium it received. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, a Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Funds are permitted only to write covered options. At the time of selling the call option, the Funds may cover the option by owning, among other things:

o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

o A call option on the same security or index with the same or lesser exercise price;

o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

o        Entering into a short position in the underlying security;

o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

o        Maintaining the entire exercise price in liquid securities.

o OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation

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margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. A Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. A Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to a Fund.

o COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, a Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount);

o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC;

o        Do not require an initial margin deposit; and

o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. A Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which a Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that a Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross-hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, a Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the Securities and Exchange Commission (the "SEC"). If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate.
 By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument -- which may be a single asset, a pool of assets or an index of assets -- during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

o INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, a Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, a Fund may receive less money than it has agreed to pay.

o CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:
While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.


Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

o        have to purchase or sell the instrument underlying the contract;

o        not be able to hedge its investments; and/or

o        not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

o the facilities of the exchange may not be adequate to handle current trading volume;

o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, you may end up paying too much for Fund shares when you buy into a Fund. If a Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

o        actual and anticipated changes in interest rates;

o        fiscal and monetary policies; and

o        national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such a transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with these requirements, and subject to certain risks.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. A Fund will not hold more than 15% of its net assets in illiquid securities. If the percentage of a Fund's net assets held in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the 1933 Act, and restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. Under the supervision of the Trust's Board, the Adviser determines the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

SHORT SALES. As consistent with each Fund's investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that a Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

1. Each Fund may not concentrate its investments in a particular industry, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that each Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

2. Each Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Each Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Each Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Each Fund may purchase or sell commodities or real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Each Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the investment objectives of each Fund, the following limitations are non-fundamental and may be changed by the Trust's Board without shareholder approval. In addition, the investment objectives of the Funds are non-fundamental policies that may be changed by the Trust's Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

1. Each Fund may not purchase any securities which would cause 25% or more of the net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

2. Each Fund may not borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies that either obligate a Fund to purchase securities or require a Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. Asset coverage of at least 300% is required for all borrowing, except where a Fund has borrowed money, from any source, for temporary purposes in an amount not exceeding 5% of its total assets.

3. Each Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may:
         (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
         (iii) lend its securities.

4. Each Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate except as permitted by the 1940 Act. For the avoidance of doubt, the foregoing policy does not prevent a Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5. Each Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

6. Each Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of a Fund's net assets.

In addition:

1. The Public Alternatives Fund may not change its investment strategy to invest at least 80% of its net assets, plus borrowings for investment purposes, in publicly-traded investments, and derivatives and other instruments with economic characteristics similar to publicly traded, equity investments, and/or shares of Underlying Funds that are publicly available ("Publicly Available Investments") at the time of purchase without 60 days' prior notice to shareholders.

2. The Global Public Equity Fund may not change its investment strategy to invest at least 80% of its net assets, plus borrowings for investment purposes, in publicly-traded, equity investments, and derivatives and other instruments with economic characteristics similar to publicly-traded, equity investments, and/or shares of Underlying Funds that primarily invest in publicly traded, equity investments, at the time of purchase without 60 days' notice to shareholders.

3. The Real Assets Fund may not change its investment strategy to invest at least 80% of its net assets, plus borrowings for investment purposes, in global corporate and government-issued inflation-protected securities, MLPs and securities of MLP affiliates, and commodity futures ("Real Assets"), and derivatives and other instruments with economic characteristics similar to Real Assets, without 60 days' notice to shareholders.

Except with respect to Fund policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Funds' current investment policy on lending is as follows: a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in its SAI.

UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE. The 1940 Act does not directly restrict an investment company's ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The Funds will not purchase or sell real estate, except that the Funds may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs).

THE ADVISER AND SUB-ADVISERS

MULTI-MANAGER STRUCTURE. As noted in the Prospectus, each of the Funds is authorized to operate on a "multi-manager" basis. This means that a single Fund may be managed by one or more sub-advisers. The multi-manager structure is generally designed to combine multiple investment strategies. The Board is responsible for making decisions with respect to the engagement and/or termination of sub-advisers based on a recommendation of Cornerstone Advisors, Inc. (the "Adviser"). The Adviser is responsible for the oversight of sub-advisers and recommendations with respect to their hiring, termination or replacement. The Board has authorized the Trust's officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company

Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with sub-advisers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Fund. The shareholders of each Fund have approved this structure. There can be no assurance that the requested order will be issued by the SEC.

The Adviser is responsible for determining the level of assets that will be allocated among the sub-advisers in those Funds that are served by two or more sub-advisers. The Adviser is also responsible for determining the level of assets that will be allocated to other underlying funds, to the extent the Adviser determines to pursue a Fund's investment strategies through investment in other funds. The Adviser and the Trust's officers monitor the performance of both the overall Fund and of each sub-adviser and, from time to time, may make changes in the allocation of assets to the sub-adviser that serve a particular Fund, as described in the Prospectus. For its services, the Adviser receives an annual fee of [0.01%] of each Fund's average net assets.

ADVISORY AGREEMENT WITH THE TRUST. The services provided to the Trust by the Adviser are governed by an Advisory Agreement between the Trust and the Adviser dated ________ __, 2012 (the "Advisory Agreement").

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

SUB-ADVISERS

Initially, the Adviser has delegated the authority to manage assets of each Fund, as allocated by the Adviser, to the following sub-advisers:


FUND                               SUB-ADVISER
Global Public Equity Fund          Parametric Portfolio Associates
                                   LSV Asset Management
                                   Harris Associates LP
                                   Thornburg Investment Management, Inc.
                                   Artio Global Management LLC
                                   Marsico Capital Management, LLC
                                   Turner Investments, L.P.
                                   Cramer Rosenthal McGlynn LLC
                                   Fairpointe Capital LLC
                                   Phocas Financial Corporation
                                   TCW Group
                                   Allianz Global Investors
                                   Acadian Asset Management LLC
                                   Driehaus Capital Management LLC
Income Opportunities Fund          SteelPath Fund Advisors, LLC
Public Alternatives Fund           AQR Capital Management, LLC
                                   AlphaSimplex Group, LLC
                                   Turner Investments, L.P.
                                   ClariVest Asset Management LLC
Real Assets Fund                   Kayne Anderson Capital Advisors L.P.
                                   BlackRock Investment Management LLC

SUB-ADVISORY AGREEMENTS. The provision of investment advisory services by the various sub-advisors is governed by individual investment advisory agreements (the "Sub-Advisory Agreements") between the relevant Sub-Adviser and the Trust.
 Under each Sub-Advisory Agreement, each Sub-Adviser is responsible for the day-to-day management of the assets for the Fund(s) for which it is responsible, makes investment decisions for such Fund(s) and administers the investment program of the assets of a Fund that it manages, subject to the supervision of, and policies established by, the Adviser and the Board. After the initial two-year term, the continuance of each Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. A Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board. The Sub-Advisory Agreements provide that each Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties thereunder.

SUB-ADVISORY FEES. [For each Fund, the Sub-Advisers receive a fee based on a specified percentage of that portion of a Fund's assets allocated to that Sub-Adviser.]

--------------------------------------------------------------------------------
SUB-ADVISER                               FEE
--------------------------------------------------------------------------------
GLOBAL PUBLIC EQUITY
--------------------------------------------------------------------------------
Parametric Portfolio Associates           [0.50% on $0-100 million]
                                          [0.40% above $100 million]
--------------------------------------------------------------------------------
LSV Asset Management                      Strategy #1 [1.00%]
                                          Strategy #2 [1.25%]
--------------------------------------------------------------------------------
Harris Associates LP                      [1.00%]
--------------------------------------------------------------------------------
Thornburg Investment Management, Inc.     [0.75% on the $0-25 million]
                                          [0.65% on the next $50 million]
                                          [[ ]% on the next $75 million]
--------------------------------------------------------------------------------
Artio Global Management LLC               [0.80% on $0-20 million
                                          [0.60% on the next $20 million]
                                          [0.50% on the next $60 million]
                                          [0.40% on the next $100 million]
                                          [0.35% thereafter]
--------------------------------------------------------------------------------
Marsico Capital Management, LLC           [0.75% on $0-50 million]
                                          [0.65% on $50-100 million]
                                          [0.55% above $100 million]
--------------------------------------------------------------------------------
Turner Investments, L.P.                  [0.75% on $0-75 million]
                                          [0.65% above $75 million]
--------------------------------------------------------------------------------
Cramer Rosenthal McGlynn LLC              [1.00% on $0-10 million]
                                          [0.75% on $10-25 million]
                                          [0.65% on $25-50 million]
                                          [0.55% on $50-100 million]
                                          [0.50% above $100 million]
--------------------------------------------------------------------------------
Fairpointe Capital LLC                    [1.00% on $0-10 million]
                                          [0.65% thereafter]
--------------------------------------------------------------------------------
Phocas Financial Corporation              [0.75%]
--------------------------------------------------------------------------------
TCW Group                                 [0.85%]
--------------------------------------------------------------------------------
Allianz Global Investors                  [1.25%]
--------------------------------------------------------------------------------
Acadian Asset Management LLC              [0.75%]
--------------------------------------------------------------------------------
Driehaus Capital Management LLC           Strategy#1
                                          [1.00% on $0-60 million]
                                          [0.95% on $60-70 million]
                                          [0.90% on $70-80 million]
                                          [0.85% on $80-90 million]
                                          [0.80% above $90 million]
                                          Strategy#2
                                          [1.15% on $0-50 million]
                                          [1.10% on $50-75 million]
                                          [1.00% on $75-100 million]
                                          [Above $100 million]
--------------------------------------------------------------------------------
PUBLIC ALTERNATIVES
--------------------------------------------------------------------------------
AQR Capital Management, LLC(1)            [ ]%
--------------------------------------------------------------------------------
AlphaSimplex Group, LLC(2)                [ ]%
--------------------------------------------------------------------------------
Turner Investments, L.P.                  [1.25% on $0-100 million]
                                          [1.00% above $100 million]
--------------------------------------------------------------------------------
ClariVest Asset Management LLC            [2.25%]
--------------------------------------------------------------------------------
INCOME OPPORTUNITIES
--------------------------------------------------------------------------------
Steelpath Fund Advisors, LLC              [0.75%]
--------------------------------------------------------------------------------
REAL ASSETS
--------------------------------------------------------------------------------
BlackRock Investment Management LLC       [0.35% on $0-1 million]
                                          [0.30% on the next $4 million]
                                          [0.275% on the next $5 million]
                                          [0.25% thereafter]
--------------------------------------------------------------------------------
Kayne Anderson Capital Advisors L.P.      [1.25%]
--------------------------------------------------------------------------------

(1) As of the date of this Prospectus, no assets have been allocated to this Sub-Adviser. The Fund invests in a registered investment company that is managed by the Sub-Adviser.

(2) As of the date of this Prospectus, no assets have been allocated to this Sub-Adviser.

THE PORTFOLIO MANAGERS

[INFORMATION TO BE PROVIDED BY AMENDMENT]

This section includes information about the Funds' portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. The Adviser and the Sub-Advisers compensate the Funds' portfolio managers for their management of the Funds. Each of the Funds' portfolio managers' compensation consists of a base salary plus a discretionary bonus based on firm-wide objectives.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Funds are required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Funds are new, as of the date of this SAI, the portfolio managers did not beneficially own shares of the Funds.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of _________ __, 2012.

------------------------------------------------------------------------------------------------------------------------------------
                         REGISTERED                                OTHER POOLED
                     INVESTMENT COMPANIES                      INVESTMENT VEHICLES                    OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                NUMBER
                  OF              TOTAL ASSETS          NUMBER OF          TOTAL ASSETS          NUMBER OF       TOTAL ASSETS
NAME           ACCOUNTS           ($ MILLIONS)          ACCOUNTS           ($ MILLIONS)          ACCOUNTS       ($ MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
[NAME OF SUB-ADVISER]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

[NAME OF SUB-ADVISER]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1) Includes XX accounts with assets under management of $XX million that are subject to performance-based advisory fees.

CONFLICTS OF INTERESTS. [INFORMATION TO BE PROVIDED BY AMENDMENT.]

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991, as amended and restated November 12, 2002 and September 7, 2006 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Funds whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is detailed below in the following schedule:

--------------------------------------------------------------------------------
FEE (AS A PERCENTAGE OF AGGREGATE
AVERAGE ANNUAL ASSETS)                         FUND'S AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
         XX%                                            First $XX million
--------------------------------------------------------------------------------
         XX%                                            $XX - $XX million
--------------------------------------------------------------------------------
         XX%                                            $XX - $XX million
--------------------------------------------------------------------------------
         XX%                                            Over $XX million
--------------------------------------------------------------------------------

The foregoing fee is subject to a minimum annual fee of $XX for the Cornerstone Advisors Inc. fund complex, and is applicable to each portfolio within the fund complex.

o For each additional class of shares of a fund established after the initial (1) class of shares per fund, the minimum annual fee will be increased by $XX.


The fees outlined above will remain in place for a period of XX (XX) years.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares, and which applies to both Institutional Shares and A Class Shares of the Fund. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SHAREHOLDER SERVICES

SHAREHOLDER SERVICING PLAN. The Funds have adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to XX% of average daily net assets of either Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services as discussed below.

DESCRIPTION OF SHAREHOLDER SERVICES. Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the services provider; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, its service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Funds in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Funds by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Funds shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

______________________, (the "Transfer Agent"), serves as the Funds' transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

THE CUSTODIAN

___________________, (the "Custodian"), serves as the custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

______________________, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers such as the fund's independent accountants, make periodic reports to the Audit

Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the

Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                     POSITION
                     WITH TRUST AND
NAME AND             LENGTH               PRINCIPAL OCCUPATIONS   OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH        OF TERM              IN THE PAST 5 YEARS     PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Robert Nesher        Chairman of the      SEI employee 1974 to    Current Directorships: Trustee of The
(08/17/46)           Board of Trustees(1) present; currently      Advisors' Inner Circle Fund II,
                     (since 1991)         performs various        Bishop Street Funds, SEI Daily
                                          services on behalf of   Income Trust, SEI Institutional
                                          SEI Investments for     International Trust, SEI Institutional
                                          which Mr. Nesher is     Investments Trust, SEI Institutional
                                          compensated. President  Managed Trust, SEI Liquid Asset
                                          and Director of SEI     Trust, SEI Asset Allocation Trust,
                                          Structured Credit Fund, SEI Tax Exempt Trust and Adviser
                                          LP. President and Chief Managed Trust. President and
                                          Executive Officer of    Director of SEI Structured Credit
                                          SEI Alpha Strategy      Fund, L.P. Director of SEI Global
                                          Portfolios, LP, June    Master Fund plc, SEI Global Assets
                                          2007 to present.        Fund plc, SEI Global Investments
                                          President and Director  Fund plc, SEI Investments--Global
                                          of SEI Opportunity      Funds Services, Limited, SEI
                                          Fund, L.P. to 2010.     Investments Global, Limited, SEI
                                                                  Investments (Europe) Ltd., SEI
                                                                  Investments--Unit Trust
                                                                  Management (UK) Limited, SEI
                                                                  Multi-Strategy Funds PLC, SEI
                                                                  Global Nominee Ltd. and SEI Alpha
                                                                  Strategy Portfolios, LP.
                                                                  Former Directorships: Director of SEI
                                                                  Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee(1)           Self-Employed           Current Directorships: Trustee of The
(05/26/40)           (since 1992)         Consultant since 2003.  Advisors' Inner Circle Fund II,
                                          Partner at Morgan,      Bishop Street Funds, SEI Daily
                                          Lewis & Bockius LLP     Income Trust, SEI Institutional
                                          (law firm) from 1976 to International Trust, SEI Institutional
                                          2003. Counsel to the    Investments Trust, SEI Institutional
                                          Trust, SEI Investments, Managed Trust, SEI Liquid Asset
                                          SIMC, the Administrator Trust, SEI Asset Allocation Trust and
                                          and the Distributor.    SEI Tax Exempt Trust and Adviser
                                                                  Managed Trust. Director of SEI
                                                                  Alpha Strategy Portfolios, LP.
                                                                  Director of SEI Investments (Europe),
                                                                  Limited, SEI Investments--Global
                                                                  Funds Services, Limited, SEI
                                                                  Investments Global, Limited, SEI
                                                                  Investments (Asia), Limited and SEI
                                                                  Asset Korea Co., Ltd., SEI Global
                                                                  Nominee Ltd. and SEI Investments --
                                                                  Unit Trust Management (UK)
                                                                  Limited. Director of the Distributor
                                                                  since 2003.
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                      POSITION
                      WITH TRUST AND
NAME AND              LENGTH         PRINCIPAL OCCUPATIONS     OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH         OF TERM        IN THE PAST 5 YEARS       PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom    Trustee        Self-Employed Business    Current Directorships: Trustee of The
(08/20/34)            (since 2005)   Consultant, Business      Advisors' Inner Circle Fund II and
                                     Projects Inc. since 1997. Bishop Street Funds; Director of
                                                               Oregon Transfer Co.
--------------------------------------------------------------------------------------------------------------------
John K. Darr          Trustee        Retired. CEO, Office of   Current Directorships: Trustee of The
(08/17/44)            (since 2008)   Finance, Federal Home     Advisors' Inner Circle Fund II and
                                     Loan Bank, from 1992 to   Bishop Street Funds. Director of
                                     2007.                     Federal Home Loan Bank of
                                                               Pittsburgh and Manna, Inc. (non-
                                                               profit developer of affordable housing
                                                               for ownership). Director of Meals on
                                                               Wheels, Lewes/Rehoboth Beach.
--------------------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr. Trustee        Self Employed             Current Directorships: Trustee of The
(05/28/52)            (since 2011)   Consultant since January  Advisors' Inner Circle Fund II and
                                     2012; Director of         Bishop Street Funds.
                                     Endowments and
                                     Foundations,
                                     Morningstar Investment
                                     Management,
                                     Morningstar, Inc.,
                                     February 2010 to May
                                     2011; Director of
                                     International Consulting
                                     and Chief Executive
                                     Officer of Morningstar
                                     Associates Europe
                                     Limited, Morningstar,
                                     Inc., May 2007 to
                                     February 2010; Country
                                     Manager -- Morningstar
                                     UK Limited,
                                     Morningstar, Inc., June
                                     2005 to May 2007.
--------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson   Trustee        Retired. Private Investor Current Directorships: Trustee of The
(03/01/42)            (since 2005)   since 1994.               Advisors' Inner Circle Fund II,
                                                               Bishop Street Funds, SEI Asset
                                                               Allocation Trust, SEI Daily Income
                                                               Trust, SEI Institutional International
                                                               Trust, SEI Institutional Managed
                                                               Trust, SEI Institutional Investments
                                                               Trust, SEI Liquid Asset Trust, SEI
                                                               Tax Exempt Trust and SEI Alpha
                                                               Strategy Portfolios, LP and Adviser
                                                               Managed Trust. Director, Federal
                                                               Agricultural Mortgage Corporation
                                                               (Farmer Mac) since 1997.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                   POSITION
                   WITH TRUST AND
NAME AND           LENGTH         PRINCIPAL OCCUPATIONS     OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH      OF TERM        IN THE PAST 5 YEARS       PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian Trustee        Vice President,           Current Directorships: Trustee of The
(01/23/43)         (since 2005)   Compliance, AARP          Advisors' Inner Circle Fund II and
                                  Financial Inc. from 2008  Bishop Street Funds.
                                  to 2010. Self-Employed
                                  Legal and Financial
                                  Services Consultant since
                                  2003. Counsel (in-
                                  house) for State Street
                                  Bank from 1995 to 2003.
--------------------------------------------------------------------------------------------------------------------
Bruce Speca        Trustee        Global Head of Asset      Current Directorships: Trustee of The
(02/12/56)         (since 2011)   Allocation, Manulife      Advisors' Inner Circle Fund II and
                                  Asset Management          Bishop Street Funds.
                                  (subsidiary of Manulife
                                  Financial), June 2010 to
                                  May 2011; Executive
                                  Vice President --
                                  Investment Management
                                  Services, John Hancock
                                  Financial Services
                                  (subsidiary of Manulife
                                  Financial), June 2003 to
                                  June 2010.
--------------------------------------------------------------------------------------------------------------------
James M. Storey    Trustee        Attorney, Solo            Current Directorships:
(04/12/31)         (since 1994)   Practitioner since 1994.  Trustee/Director of The Advisors'
                                                            Inner Circle Fund II, Bishop Street
                                                            Funds and U.S. Charitable Gift Trust.
                                                            Trustee of SEI Daily Income Trust,
                                                            SEI Institutional International Trust,
                                                            SEI Institutional Investments Trust,
                                                            SEI Institutional Managed Trust, SEI
                                                            Liquid Asset Trust, SEI Asset
                                                            Allocation Trust, SEI Tax Exempt
                                                            Trust and SEI Alpha Strategy
                                                            Portfolios, L.P. until December 2010.

--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                        POSITION
                        WITH TRUST AND
NAME AND                LENGTH         PRINCIPAL OCCUPATIONS  OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH           OF TERM        IN THE PAST 5 YEARS    PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee        Retired since January  Current Directorships: Trustee/
(11/13/42)              (since 1999)   2012. Self-employed    Director of State Street Navigator
                                       Consultant, Newfound   Securities Lending Trust, The
                                       Consultants Inc. April Advisors' Inner Circle Fund II,
                                       1997 to December 2011. Bishop Street Funds, SEI Structured
                                                              Credit Fund, LP, SEI Daily Income
                                                              Trust, SEI Institutional International
                                                              Trust, SEI Institutional Investments
                                                              Trust, SEI Institutional Managed
                                                              Trust, SEI Liquid Asset Trust, SEI
                                                              Asset Allocation Trust, SEI Tax
                                                              Exempt Trust and SEI Alpha Strategy
                                                              Portfolios, LP and Adviser Managed
                                                              Trust; member of the independent
                                                              review committee for SEI's
                                                              Canadian-registered mutual funds.

                                                              Former Directorships: Director of
                                                              SEI Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Darr, Grause, Johnson, Speca, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX (XX) times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX (XX) times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Grause, Johnson, Speca, Storey and Sullivan, currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met XX (XX) times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                  DOLLAR RANGE OF FUND SHARES          AGGREGATE DOLLAR RANGE OF SHARES
    NAME                          (FUND)(1)                            (ALL FUNDS IN FUND COMPLEX) (2)
------------------------------------------------------------------------------------------------------------------------------------
    INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
    Doran                                  None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Nesher                                 None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
    Carlbom                                None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Grause                                 None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Darr                                   None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Johnson                                None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Krikorian                              None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Speca                                  None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Storey                                 None                                    None
------------------------------------------------------------------------------------------------------------------------------------
    Sullivan                               None                                    None
------------------------------------------------------------------------------------------------------------------------------------

(1)   Valuation date is December 31, 2011.


(2) The Trust is the only investment company in the Fund Complex.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
                                       PENSION OR RETIREMENT       ESTIMATED ANNUAL
                       AGGREGATE       BENEFITS ACCRUED AS PART    BENEFITS UPON       TOTAL COMPENSATION FROM THE
NAME                   COMPENSATION    OF FUND EXPENSES            RETIREMENT          TRUST AND FUND COMPLEX(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Doran                     $0                 n/a                      n/a              $0 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
Nesher                    $0                 n/a                      n/a              $0 for service on (1) board
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Carlbom                   $XX                n/a                      n/a              $XX for service on XX (XX) board
------------------------------------------------------------------------------------------------------------------------------------
Darr                      $XX                n/a                      n/a              $XX for service on XX (XX) board
------------------------------------------------------------------------------------------------------------------------------------
Grause                    n/a(2)                                                       n/a(2)
------------------------------------------------------------------------------------------------------------------------------------
Johnson                   $XX                n/a                      n/a              $XX for service on XX (XX) board
------------------------------------------------------------------------------------------------------------------------------------
Krikorian                 $XX                n/a                      n/a              $XX for service on XX (XX) board
------------------------------------------------------------------------------------------------------------------------------------
Speca                     n/a(2)             n/a                      n/a              n/a(2)
------------------------------------------------------------------------------------------------------------------------------------
Storey                    $XX                n/a                      n/a              $XX for service on XX (XX) board
------------------------------------------------------------------------------------------------------------------------------------
Sullivan                  $XX                n/a                      n/a              $XX for service on XX (XX) board
------------------------------------------------------------------------------------------------------------------------------------

(1) The Trust is the only investment company in the Fund Complex.

(2) Joined the Board of Trustees on November 17, 2011.


TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust and the principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services. Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

------------------------------------------------------------------------------------------------------------------------------------
NAME AND        POSITION WITH    PRINCIPAL OCCUPATIONS IN PAST 5 YEARS  OTHER DIRECTORSHIPS HELD IN
DATE OF BIRTH   TRUST AND LENGTH                                        THE PAST 5 YEARS
                OF TERM
------------------------------------------------------------------------------------------------------------------------------------
Michael Beattie President        Director of Client Service at SEI from None.
(03/13/65)      (since 2011)     2004 to 2011. Vice President at SEI
                                 from 2009 to November 2011.
------------------------------------------------------------------------------------------------------------------------------------
Michael Lawson  Treasurer,       Director, SEI Investments, Fund        None.
(10/08/60)      Controller and   Accounting since July 2005. Manager,
                Chief Financial  SEI Investments, Fund Accounting at
                Officer          SEI Investments AVP from April 1995 to
                (since 2005)     February 1998 and November 1998 to
                                 July 2005.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
NAME AND         POSITION WITH       PRINCIPAL OCCUPATIONS IN PAST 5 YEARS     OTHER DIRECTORSHIPS HELD IN
DATE OF BIRTH    TRUST AND LENGTH                                              THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                 OF TERM
Russell Emery    Chief Compliance    Chief Compliance Officer of SEI           None.
(12/18/62)       Officer             Structured Credit Fund, LP and SEI
                 (since 2006)        Alpha Strategy Portfolios, LP since June
                                     2007. Chief Compliance Officer of SEI
                                     Opportunity Fund, L.P., SEI Institutional
                                     Managed Trust, SEI Asset Allocation
                                     Trust, SEI Institutional International
                                     Trust, SEI Institutional Investments
                                     Trust, SEI Daily Income Trust, SEI
                                     Liquid Asset Trust and SEI Tax Exempt
                                     Trust since March 2006. Director of
                                     Investment Product Management and
                                     Development, SEI Investments, since
                                     February 2003; Senior Investment
                                     Analyst -- Equity Team, SEI Investments,
                                     from March 2000 to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto Vice President and  General Counsel and Secretary of SIMC     None.
(03/28/68)       Assistant Secretary and the Administrator since 2004. Vice
                 (since 1999)        President of SIMC and the Administrator
                                     since 1999. Vice President and Assistant
                                     Secretary of SEI Investments since 2001.
                                     Assistant Secretary of SIMC, the
                                     Administrator and the Distributor, and
                                     Vice President of the Distributor from
                                     1999 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Dianne M.        Vice President      Counsel at SEI Investments since 2010.    None.
Sulzbach         and Secretary       Associate at Morgan, Lewis & Bockius
(07/18/77)       (since 2011)        LLP from 2006 to 2010. Associate at
                                     Morrison & Foerster LLP from 2003 to
                                     2006. Associate at Stradley Ronon
                                     Stevens & Young LLP from 2002 to
                                     2003.
------------------------------------------------------------------------------------------------------------------------------------
Keri Rohn        Privacy Officer     Compliance Officer at SEI Investments     None.
(8/24/80)        (since 2009)        since 2003.
                 AML Officer
                 (since 2011)
------------------------------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Shares of the Funds are offered exclusively to certain advisory clients of the Adviser. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the

SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Funds' securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Funds' pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Congress passed the Regulated Investment Company Modernization Act on December 22, 2010 (the "RIC Mod Act") which makes certain beneficial changes for "regulated investment companies" under Subchapter M of the Code ("RICs") and their shareholders, some of which are referenced below. In general, the RIC Mod Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the RIC Mod Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts certain RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of income and gains.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Funds each intend to qualify and elect to be treated as a RIC. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Funds as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the code, each Fund must distribute at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of each Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Funds' taxable year, at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Funds' taxable year, not more than 25% of the value of each Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships. In general, for purposes of the 90% of gross income requirement described in (i) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund's business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund's non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund's status as a RIC for all years to which the regulations are applicable.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to qualify for any taxable year as a RIC and these relief provisions are not available, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividend-received deduction for corporate shareholders (subject to certain limitations) and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The RIC Mod Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of such year (and any retained amount from the prior calendar year on which a Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most their net capital gains and pay tax thereon. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Funds receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities it holds and the Funds designate the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Funds' net capital gains will be taxable as long-term capital gains. The Funds will report annually to their shareholders the amount of the Funds' distributions that qualify for the reduced tax rates on qualified dividend income.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

In determining the amount a Fund may designate as capital gain dividends, a Fund generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year.

Treasury Regulations permit a Fund, in determining its taxable income, to elect to treat all or a part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include distributions of exempt-interest.

SALES OR REDEMPTIONS. Any gain or loss recognized on a sale exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

As noted above, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including capital gains realized on the sale or exchange of shares of a Fund.

The Funds (or their administrative agent) must report to the Internal Revenue Services ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average basis. In the absence of an election, the Funds will use the average basis method as their default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds and the Underlying Funds may invest in complex securities. (References herein to investment by the Funds should be read as also being applicable to the Underlying Funds if such Underlying Funds are taxable as RICs.) These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

The Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 Contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under "Certain Foreign Currency Tax Issues," gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if the Fund invests in such securities it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Funds invest will not be considered qualifying income as of September 30, 2006. As a result, the Funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

A Fund may invest in certain MLPs which may be treated as qualified publicly traded partnerships. Income from qualified publicly traded partnerships is qualifying income for purposes of the 90% Test, but a Fund's investment in one or more of such qualified publicly traded partnerships is limited under the Asset Test to no more than 25% of the value of the Fund's assets. The Funds will monitor its investment in such qualified publicly traded partnerships in order to ensure compliance with the Asset Test.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in a Fund's receipt of cash in excess of the REIT's earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund's shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

CERTAIN FOREIGN CURRENCY TAX ISSUES. A Fund's gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of a Fund and is not part of a straddle transaction and (ii) a Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

A Fund's forward contracts may qualify as Section 1256 Contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as
Section 1256 Contracts, the tax treatment generally applicable to Section 1256 Contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts will not be marked to market annually and a Fund will recognize short-term or long-term capital gain or loss depending on a Fund's holding period therein. A Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as
Section 1256 Contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless a Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by a Fund.

If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to their shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, the Fund will report annually to their shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund of funds" under the Code. If a Fund is a "qualified fund of funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a "qualified fund of funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

TAX-EXEMPT SHAREHOLDERS. Under current law, income of a Fund that would be treated as unrelated business taxable income ("UBTI") if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs").

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of Fund shares received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Funds execute transactions in the over-the-counter market, they will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Funds, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Funds or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal period. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of "regular brokers and dealers."

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Adviser, principal underwriter or any affiliated person of the Funds, their Adviser, or their principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each October 31, January 31, April 30 and July 31). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Within XX days of the end of each ___________, each Fund will post its [complete portfolio holdings] on the internet at http://www.__________.com.

The Funds' policies and procedures provide that the Authorized Persons, may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information. The Funds will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

In addition, the Funds' service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Funds. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Funds' service providers that would prohibit them from disclosing or trading on the Funds' non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or class of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. When voting shares of an underlying fund, the Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. For assets that are managed directly by Sub-Advisers, the Adviser has delegated responsibility for decisions regarding proxy voting to the Sub-Advisers. Each Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are also included in Appendix B. The Board will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX: (i) without charge, upon request, by calling X-XXX-XXX-XXXX and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

CODE OF ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. Access Persons are prohibited from engaging in personal securities transactions in securities that are held by the Funds. In addition, all Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Funds are new, as of the date of this SAI, the Funds do not have any beneficial owners to report.

                      APPENDIX A -- DESCRIPTION OF RATINGS

RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1     This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2     Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S SHORT-TERM MIG/VMIG RATINGS - US TAX-EXEMPT MUNICIPALS.
There are four rating categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 4 (adequate quality). Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-
             based access to the market for refinancing.
MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.
SG           This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1         Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+)
             designation.
SP-2         Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

MOODY'S

BAA Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.
Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.
Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer. NOTE:
Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

Moody's makes no representation that rated bank or insurance company obligations are exempt from the registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

               APPENDIX B --PROXY VOTING POLICIES AND PROCEDURES

                         [TO BE PROVIDED BY AMENDMENT]

                           PART C: OTHER INFORMATION

ITEM 28.        EXHIBITS:

(a)(1)          Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner
                Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18,
                1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment
                No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR
                Accession No. 0000950109-97-001691 on February 27, 1997.
(a)(2)          Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated
                Agreement and Declaration of Trust dated July 18, 1991, as amended and restated
                February 18, 1997, is incorporated herein by reference to exhibit (a)(2) of Post-Effective
                Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on
                May 23, 2012.
(b)             Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 179 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.
(c)             Not Applicable.
(d)(1)          Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK
                Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post-
                Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-
                001199 on February 28, 1996.
(d)(2)          Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK
                Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-
                Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
                000276 on July 2, 2009.
(d)(3)          Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated
                March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 124 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(4)          Investment Advisory Agreement dated November 21, 1994 between the Registrant and
                AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is
                incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(5)          Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital
                Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management
                (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective
                Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on
                March 1, 2004.
(d)(6)          Investment Advisory Agreement dated May 3, 1995 between the Registrant and First
                Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective
                Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No.

                                       1




                33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on
                February 28, 1996.
(d)(7)          Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory
                Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.
(d)(8)          Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV
                Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective
                Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on
                June 22, 2001.
(d)(9)          Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit
                (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-08-000342 on August 28, 2008.
(d)(10)         Expense Limitation Agreement dated March 1, 2010 between the Registrant and LSV
                Asset Management is incorporated herein by reference to exhibit (d)(9) of Post-
                Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000173 on April 30, 2010.
(d)(11)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is
                incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12)         Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset
                Management, LLC) is incorporated herein by reference to exhibit (d)(12) of Post-
                Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000392 on September 3, 2010.
(d)(13)         Expense Limitation Agreement dated December 16, 2010, between the Registrant and
                Acadian Asset Management LLC, is incorporated herein by reference to exhibit (d)(13)
                of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on
                Form N-1A (File No. 33-42484), filed with the SEC on March 28, 2012.
(d)(14)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-
                Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-
                000263 on August 30, 2002.
(d)(15)         Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 168 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-11-000735 on November 30, 2011.
(d)(16)         Form of Amended and Restated Expense Limitation Agreement dated September 1, 2010 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 168 to the Registrant's Registration



                                       2


                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-11-000735 on November 30, 2011.
(d)(17)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit
                (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-02-000263 on August 30, 2002.
(d)(18)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S.
                McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective
                Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on
                August 30, 2002.
(d)(19)         Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice,
                Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of
                Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                09-000641 on December 18, 2009.
(d)(20)         Expense Limitation Agreement between the Registrant and Rice Hall James &
                Associates, LLC, to be filed by amendment.
(d)(21)         Investment Advisory Agreement dated June 24, 2002 between the Registrant and
                Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is
                incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(22)         Amendment and Revised Schedule A dated June 1, 2010 to the Investment Advisory
                Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel &
                Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.
(d)(23)         Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC
                Capital Advisors, LLC, to be filed by amendment.
(d)(24)         Investment Advisory Agreement dated May 28, 2004 between the Registrant and
                Haverford Investment Management, Inc. is incorporated herein by reference to exhibit
                (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-05-000093 on February 25, 2005.
(d)(25)         Expense Limitation Agreement between the Registrant and Haverford Investment
                Management, Inc., to be filed by amendment.
(d)(26)         Investment Advisory Agreement dated December 16, 2005 between the Registrant and
                Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of
                Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-
                1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-
                000081 on February 28, 2006.
(d)(27)         Schedule A, dated December 16, 2005, as last amended November 15, 2011, to the
                Investment Advisory Agreement dated December 16, 2005 between the Registrant and
                Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of
                Post-Effective Amendment No. 170 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                11-000779 on December 28, 2011.
(d)(28)         Form of Expense Limitation Agreement dated August 12, 2008, as amended and restated



                                       3


                November 15, 2011, between the Registrant and Westwood Management Corp., relating to each series of the Westwood Family of Funds, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 170 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-11-000779 on December 28, 2011.
(d)(29)         Form of Investment Sub-Advisory Agreement between Westwood Management Corp.
                and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration
                High Yield Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective
                Amendment No. 170 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000779 on
                December 28, 2011.
(d)(30)         Investment Advisory Agreement dated February 27, 2006 between the Registrant and
                Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of
                Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-
                1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-
                000007 on January 12, 2007.
(d)(31)         Expense Limitation Agreement dated March 1, 2008 between the Registrant and
                Edgewood Management LLC is incorporated herein by reference to exhibit (d)(28) of
                Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                10-000245 on June 30, 2010.
(d)(32)         Investment Advisory Agreement dated September 21, 2009 between the Registrant and
                Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-
                Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-
                000594 on November 30, 2009.
(d)(33)         Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands
                Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-
                Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-
                000173 on April 30, 2010.
(d)(34)         Expense Limitation Agreement between the Registrant and Sands Capital Management,
                LLC, to be filed by amendment.
(d)(35)         Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva
                Investors North America, Inc., relating to the Aviva Investors Family of Funds, is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.
(d)(36)         Revised Schedule A to the Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva
                Investors Family of Funds, is incorporated herein by reference to exhibit (d)(40) of Post-
                Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000239 on April 19, 2011.
(d)(37)         Form of Expense Limitation Agreement between the Registrant and Aviva Investors
                North America, Inc., with respect to the Aviva Investors High Yield Bond Fund and
                Aviva Investors Core Aggregate Fixed Income Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 126 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-10-000336 on August 30, 2010.

                                       4



(d)(38)         Form of Expense Limitation Agreement between the Registrant and Aviva Investors
                North America, Inc., with respect to the Aviva Investors Emerging Markets Local
                Currency Bond Fund, is incorporated herein by reference to exhibit (d)(41) of Post-
                Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000239 on April 19, 2011.
(d)(39)         Form of Investment Advisory Agreement between the Registrant and AlphaOne
                Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 141 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(d)(40)         Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(43) of Post-Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.
(d)(41)         Form of Investment Advisory Agreement between the Registrant and Loomis, Sayles &
                Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized
                Fund, is incorporated herein by reference to exhibit (d)(44) of Post-Effective Amendment
                No. 156 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-11-000382 on July 29, 2011.
(d)(42)         Form of Expense Limitation Agreement between the Registrant and Loomis, Sayles &
                Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized
                Fund, is incorporated herein by reference to exhibit (d)(43) of Post-Effective Amendment
                No. 165 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-11-000665 on November 4,
                2011.
(d)(43)         Form of Investment Advisory Agreement between the Registrant and CBRE Clarion
                Securities LLC, relating to the CBRE Clarion Long/Short Fund, is incorporated herein by reference to exhibit (d)(44) of Post-Effective Amendment No. 171 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.
(d)(44)         Form of Expense Limitation Agreement between the Registrant and CBRE Clarion
                Securities LLC, relating to the CBRE Clarion Long/Short Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 171 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.
(d)(45)         Investment Advisory Agreement dated February 20, 2012, between the Registrant and
                Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.
(d)(46)         Expense Limitation Agreement dated February 20, 2012, between the Registrant and
                Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.
(d)(47)         Investment Advisory Agreement between the Trust and Citigroup First Investment
                Management Americas LLC, relating to the Citi Market Pilot 2020 Fund, Citi Market
                Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (d)(47) of Post-Effective Amendment No. 190 to the Registrant's Registration

                                       5



                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-12-000262 on May 23, 2012.
(d)(48)         Expense Limitation Agreement between the Registrant and Citigroup First Investment
                Management Americas LLC, relating to the Citi Market Pilot 2020 Fund, Citi Market
                Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (d)(48) of Post-Effective Amendment No. 190 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-12-000262 on May 23, 2012.
(d)(49)         Form of Investment Advisory Agreement between the Trust and Thomson Horstmann &
                Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(49) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.
(d)(50)         Form of Expense Limitation Agreement between the Registrant and Thomson Horstmann
                & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(50) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.
(d)(51)         Form of Investment Advisory Agreement between the Trust and Cornerstone Advisors,
                Inc., relating to the Cornerstone Advisors Global Public Equity Fund, Cornerstone
                Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund
                and Cornerstone Advisors Real Assets Fund, to be filed by amendment.
(d)(52)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Parametric
                Portfolio Associates, relating to the Cornerstone Advisors Global Public Equity Fund, to be
                filed by amendment.
(d)(53)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and LSV Asset
                Management, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(54)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Harris
                Associates LP, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(55)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Thornburg
                Investment Management, Inc., relating to the Cornerstone Advisors Global Public Equity Fund,
                to be filed by amendment.
(d)(56)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Artio Global
                Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(57)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Marsico Capital
                Management, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(58)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Turner Investments,
                L.P., relating to the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors
                Public Alternatives Fund, to be filed by amendment.
(d)(59)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Cramer Rosenthal
                McGlynn LLC, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(60)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Fairpointe Capital
                LLC, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(61)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Phocas Financial
                Corporation, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(62)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and TCW Group, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(63)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Allianz Global
                Investors, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(64)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Acadian Asset
                Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(65)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Driehaus Capital
                Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, to be filed by amendment.
(d)(66)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Steelpath Fund
                Advisors, LLC, relating to the Cornerstone Advisors Income Opportunities Fund, to be filed by amendment.
(d)(67)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and AlphaSimplex
                Group, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, to be filed by amendment.
(d)(68)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and AQR Capital
                Management, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, to be filed by amendment.
(d)(69)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and ClariVest
                Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund, to be filed by amendment.
(d)(70)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Kayne Anderson
                Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, to be filed by amendment.
(d)(71)         Form of Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and BlackRock
                Investment Management LLC, relating to the Cornerstone Advisors Real Assets Fund, to be filed by amendment.
(e)(1)          Distribution Agreement dated November 14, 1991, as amended and restated August 8,
                1994, between the Registrant and SEI Financial Services Company (now, SEI
                Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-
                Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-
                001199 on February 28, 1996.
(e)(2)          Distribution Agreement dated November 14, 1991, as amended and restated November
                12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI
                Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-
                Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-
                000108 on February 28, 2003.
(e)(3)          Amendment No. 1 effective as of August 30, 2010 to the Distribution Agreement dated
                November 14, 1991, as amended and restated November 12, 2002, between the
                Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services
                Company), is incorporated herein by reference to exhibit (e)(3) of Post-Effective
                Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on
                September 16, 2011.
(e)(4)          Amended and Restated Sub-Distribution and Servicing Agreement dated November 10,
                1997 between SEI Investments Company and AIG Equity Sales Corporation is
                incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(5)          Revised Form of Amended Sub-Distribution and Servicing Agreement between the
                Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The
                Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR
                Accession No. 0001135428-08-000222 on May 30, 2008.

                                       6



(f)             Not Applicable.
(g)(1)          Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates
                Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0000950109-97-001691 on February 27, 1997.
(g)(2)          Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National
                Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective
                Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on
                June 14, 2002.
(g)(3)          Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated
                August 12, 1991 between the Registrant and Wachovia Bank, National Association (now
                U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of
                Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-
                1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-
                000095 on March 1, 2004.
(g)(4)          Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated
                August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank,
                National Association) assigning the Custodian Agreement to U.S. Bank, National
                Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective
                Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on
                August 28, 2006.
(g)(5)          Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(g)(6)          Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A., to be filed by amendment.
(g)(7)          Custody Agreement dated February 3, 2003 between the Registrant and National City
                Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment
                No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30,
                2003.
(g)(8)          Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated
                February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(9)          Custody Agreement between the Registrant and The Northern Trust Company, to be filed by amendment.
(g)(10)         Global Custodial Services Agreement between the Registrant and Citi Global Transaction
                Services, to be filed by amendment.
(g)(11)         Custodial Services Agreement between the Registrant and The Bank of New York
                Mellon, relating to the Cambiar Aggressive Value Fund and Cambiar Opportunity Fund,
                to be filed by amendment.
(h)(1)          Administration Agreement dated November 14, 1991, as amended and restated
                November 12, 2002, between the Registrant and SEI Investments Global Funds Services

                                       7


                is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No.
                62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(h)(2)          Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI
                Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f)
                of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-
                97-001691 on February 27, 1997.
(h)(3)          Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services,
                LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit
                (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-07-000218 on June 15, 2007.
(h)(4)          AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services
                Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is
                incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(5)          Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
                (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-03-000495 on August 28, 2003.
(h)(6)          AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service
                Agreement dated January 15, 2003 between the Registrant and State Street Bank and
                Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective
                Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on
                December 29, 2003.
(h)(7)          Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.
(h)(8)          Amendment dated April 1, 2009 to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., to be filed by amendment.
(h)(9)          Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund
                Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective
                Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on
                August 28, 2007.
(h)(10)         Transfer Agency Services Agreement between the Registrant and Atlantic Fund Services, to be filed by amendment.
(h)(11)         Transfer Agency Agreement between the Registrant and Boston Financial Data Services,
                Inc., to be filed by amendment.
(h)(12)         Amendment to the Transfer Agency Agreement between the Registrant and Boston
                Financial Data Services, Inc., to be filed by amendment.
(h)(13)         Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar Funds, is
                incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71


                                       8


                to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(14)         Revised Exhibit A to the Shareholder Services Plan, relating to Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (h)(11) of Post-
                Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000735 on November 30, 2011.
(h)(15)         Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth
                Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment
                No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14,
                2006.
(h)(16)         Shareholder Services Plan, relating to Institutional Shares of the Westwood Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(h)(17)         Exhibit A to the Shareholder Services Plan, relating to the Institutional Shares of the
                Westwood Funds, is incorporated herein by reference to exhibit (h)(14) of Post-Effective
                Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on
                March 28, 2011.
(h)(18)         Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital
                Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post-
                Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC on March 1, 2010.
(h)(19)         Shareholder Services Plan, relating to the R Class Shares of the AlphaOne Funds, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.
(h)(20)         Shareholder Services Plan, relating to the Investor Class and Institutional Shares of the
                CBRE Clarion Long/Short Fund, is incorporated herein by reference to exhibit (h)(17) of
                Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                11-000783 on December 28, 2011.
(h)(21)         Shareholder Services Plan, relating to the A Shares of the Citi Market Pilot 2020 Fund,
                Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, to be filed by amendment.
(h)(22)         Shareholder Services Plan, relating to the Investor Class Shares of the Hamlin High
                Dividend Equity Fund, is incorporated herein by reference to exhibit (h)(22) of Post-
                Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-
                000195 on March 28, 2012.
(h)(23)         Shareholder Services Plan, relating to the Investor Class Shares of the Thomson
                Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit
                (h)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-12-000197 on March 28, 2012.
(h)(24)         Shareholder Services Plan, relating to the Institutional Shares of the Cornerstone
                Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund,
                Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets
                Fund, to be filed by amendment.



                                       9


(i)             Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP relating to shares of the
                Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income
                Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone
                Advisors Real Assets Fund, to be filed by amendment.
(j)             Not Applicable.
(k)             Not Applicable.
(l)             Not Applicable.
(m)(1)          Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.
(m)(2)          Schedule A, as last amended February 15, 2012, to the Distribution Plan dated August 8,
                1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2)
                of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on
                Form N-1A (File No. 33-42484), filed with the SEC on March 28, 2012.
(m)(3)          Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall
                James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post-
                Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-
                000242 on June 1, 2004.
(m)(4)          Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September
                17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is
                incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.
(n)(1)          Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including
                Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.
(n)(2)          Revised Schedule F and Certificates of Class Designation to the Registrant's Amended
                and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Westwood Family of Funds, are incorporated herein by reference to exhibit (n)(2) of Post-Effective
                Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No.
                33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via
                EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.
(n)(3)          Revised Schedule G and Certificates of Class Designation to the Registrant's Amended
                and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the
                Aviva Investors Family of Funds, are incorporated herein by reference to exhibit (n)(3) of
                Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                11-000239 on April 19, 2011.
(n)(4)          Schedule I and Certificates of Class Designation to the Registrant's Amended and
                Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the
                AlphaOne Family of Funds, are incorporated herein by reference to exhibit (n)(4) of Post-
                Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A
                (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-
                000199 on March 30, 2011.
(n)(5)          Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Plan dated
                February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 168 to the Registrant's Registration

                                       10



                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-11-000735 on November 30, 2011.
(n)(6)          Schedule J and Certificates of Class Designation to the Registrant's Amended and
                Restated Rule 18f-3 Plan dated February 21, 2007, relating to the CBRE Clarion
                Long/Short Fund, to be filed by amendment.
(n)(7)          Schedule K and Certificates of Class Designation to the Registrant's Amended and
                Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Citi Market Pilot 2020
                Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (n)(7) of Post-Effective Amendment No. 190 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.
(n)(8)          Schedule N and Certificates of Class Designation to the Registrant's Amended and
                Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Cornerstone Advisors
                Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund,
                Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets
                Fund, to be filed by amendment.
(o)             Not Applicable.
(p)(1)          Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-07-000518 on November 15, 2007.
(p)(2)          HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.
(p)(3)          LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(4)          Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(5)          Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(6)          C.S. McKee, LLP Revised Code of Ethics, to be filed by amendment.
(p)(7)          Thompson, Siegel & Walmsley, LLC Revised Code of Ethics, to be filed by amendment.
(p)(8)          First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via
                EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(9)          Haverford Investment Management, Inc. Revised Code of Ethics, to be filed by amendment.
(p)(10)         AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No.
                100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15,
                2007.
(p)(11)         Rice Hall James & Associates, LLC Revised Code of Ethics, to be filed by amendment.

                                       11



(p)(12)         Acadian Asset Management, LLC Revised Code of Ethics, to be filed by amendment.
(p)(13)         Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(14)         Edgewood Management LLC Revised Code of Ethics, to be filed by amendment.
(p)(15)         PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's
                Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March
                1, 2010.
(p)(16)         Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit
                (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement
                on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No.
                0001135428-09-000365 on August 21, 2009.
(p)(17)         Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-10-000009 on January 15, 2010.
(p)(18)         Aviva Investors North America, Inc. Code of Ethics, as approved by the Board of
                Trustees on November 10, 2011, is incorporated herein by reference to exhibit (p)(19) of
                Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form
                N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-
                11-000517 on September 16, 2011.
(p)(19)         AlphaOne Investment Services, LLC Code of Ethics dated May 1, 2011, is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 158 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.
(p)(20)         Loomis, Sayles & Company L.P. Code of Ethics, to be filed by amendment.
(p)(21)         CBRE Clarion Securities LLC Code of Ethics, to be filed by amendment.
(p)(22)         SKY Harbor Capital Management, LLC Code of Ethics, to be filed by amendment.
(p)(23)         Hamlin Capital Management, LLC Code of Ethics, is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-12-000197 on March 28, 2012.
(p)(24)         Thomson Horstmann & Bryant, Inc. Code of Ethics, is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 184 to the Registrant's Registration
                Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession
                No. 0001135428-12-000197 on March 28, 2012.
(p)(25)         SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 116 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.
(p)(26)         Citigroup First Investment Management Americas LLC Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 190 to the
                Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the
                SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.
(p)(27)         Cornerstone Advisors, Inc. Code of Ethics to be filed by amendment.
(p)(28)         Parametric Portfolio Associates Code of Ethics to be filed by amendment.
(p)(29)         Harris Associates LP Code of Ethics to be filed by amendment.
(p)(30)         Thornburg Investment Management, Inc. Code of Ethics to be filed by amendment.
(p)(31)         Artio Global Management LLC Code of Ethics to be filed by amendment.
(p)(32)         Marsico Capital Management, LLC Code of Ethics to be filed by amendment.
(p)(33)         Turner Investments, L.P. Code of Ethics to be filed by amendment.
(p)(34)         Cramer Rosenthal McGlynn LLC Code of Ethics to be filed by amendment.
(p)(35)         Fairpointe Capital LLC Code of Ethics to be filed by amendment.
(p)(36)         Phocas Financial Corporation Code of Ethics to be filed by amendment.
(p)(37)         TCW Group Code of Ethics to be filed by amendment.
(p)(38)         Allianz Global Investors Code of Ethics to be filed by amendment.
(p)(39)         Driehaus Capital Management LLC Code of Ethics to be filed by amendment.
(p)(40)         Steelpath Fund Advisors, LLC Code of Ethics to be filed by amendment.
(p)(41)         AlphaSimplex Group, LLC Code of Ethics to be filed by amendment.
(p)(42)         AQR Capital Management, LLC Code of Ethics to be filed by amendment.
(p)(43)         ClariVest Asset Management LLC Code of Ethics to be filed by amendment.
(p)(44)         Kayne Anderson Capital Advisors, L.P. Code of Ethics to be filed by amendment.
(p)(45)         BlackRock Investment Management LLC Code of Ethics to be filed by amendment.
(q)             Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael
                Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles E. Carlbom,
                James M. Storey, Philip T. Masterson, Mitchell A. Johnson, Bruce Speca and Joseph T.
                Grause are incorporated herein by reference to exhibit (q) of Post-Effective Amendment

                                       12



                 No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                 filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.




                                       13




ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund. Acadian serves as the investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION                                      CONNECTION WITH
WITH INVESTMENT ADVISER       NAME OF OTHER COMPANY    OTHER COMPANY
-------------------------------------------------------------------------------------------
Laurent De Greef, Member of   Acadian Asset Management Managing Director, asset
Board of Managers             (UK) Ltd                 management
-------------------------------------------------------------------------------------------
John Chisholm, Executive      Acadian Asset Management
Vice President, CIO, Member                            Director, asset management
of Board of Managers          (UK) Ltd
-------------------------------------------------------------------------------------------
Churchill Franklin, Executive Acadian Asset Management Director, asset management
Vice President, COO,          (UK) Ltd
Member of Board of            Acadian Asset Management
Managers                      (Australia) Ltd          Director, asset management
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER       NAME OF OTHER COMPANY         OTHER COMPANY
-------------------------------------------------------------------------------------------
                              Acadian Cayman Limited G.P.   Director, asset management
Ronald Frashure, Chief        Acadian Asset Management
Executive Officer, President, (Singapore) Pte Ltd           Director, asset management
Chairman, Member of Board
of Managers                   Acadian Cayman Limited G.P.   Director, asset management
-------------------------------------------------------------------------------------------
Mark Minichiello, Senior                                    Director, asset management
                              Acadian Asset Management
Vice President, Chief         (UK) Ltd
Financial Officer, Treasurer,
Secretary, Member of Board    Acadian Asset Management      Director, asset management
of Managers                   (Singapore) Pte Ltd
-------------------------------------------------------------------------------------------
Ross Dowd, Senior Vice        Acadian Asset Management      Director, asset management
President, Head of Client     (UK) Ltd
Service, Member of Board of   Acadian Cayman Limited G.P.   Director, asset management
Managers                      Acadian Asset Management      Director, asset management
                              (Singapore) Pte Ltd
-------------------------------------------------------------------------------------------
Ross Dowd, Senior Vice        Acadian Asset Management      Director, asset management
President, Head of Client     (UK) Ltd
Service, Member of Board of
Managers                      Acadian Cayman Limited G.P.   Director, asset management
-------------------------------------------------------------------------------------------
Linda Gibson, Member of       Director, Executive Vice
Board of Managers             President and Chief Operating
                              Officer - Old Mutual (US)
                              Holdings Inc. (a holding
                              company);
                              Larch Lane Advisors, LLC (an
                              investment advisor);
                              2100 Xenon Group LLC (an
                              investment advisor);
                              Acadian Asset Management LLC
                              (an investment advisor);
                              Analytic Investors, LLC (an
                              investment advisor);
                              300 North Capital, LLC (an
                              investment advisor);          Affiliated Directorships
                              Barrow, Hanley, Mewhinney &
                              Strauss, LLC (an investment
                              advisor);
                              The Campbell Group, Inc. (a
                              holding company for The
                              Campbell Group LLC)
                              Dwight Asset Management
                              Company LLC (an investment
                              advisor);
                              Echo Point Investment
                              Management, LLC (an
                              investment advisor);
                              Old Mutual (HFL) Inc. (a
                              holding company for Heitman
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER    NAME OF OTHER COMPANY                OTHER COMPANY
-------------------------------------------------------------------------------------------
                           affiliated financial services firms)
                           Investment Counselors of
                           Maryland, LLC (an investment
                           advisor)
                           Lincluden Management Limited
                           (an investment advisor)
                           Old Mutual Asset Management
                           International , Ltd. (an
                           investment advisor)
                           Old Mutual Asset Managers
                           (UK) Ltd. (an investment
                           advisor);
                           Copper Rock Capital Partners,
                           LLC (an investment advisor);
                           Old Mutual Capital, Inc. (an
                           investment advisor);
                           Old Mutual Investment Partners
                           (a registered broker-dealer)
                           Ashfield Capital Partners, LLC
                           (an investment advisor);
                           Old Mutual Asset Management
                           Trust Company (a trust
                           company)
                           Old Mutual Fund Managers
                           Limited (a broker-dealer);
                           Rogge Global Partners plc (an
                           investment advisor);
                           Thompson, Siegel & Walmsley
                           LLC (an investment advisor)
-------------------------------------------------------------------------------------------
Matthew Berger, Member of  Director and Senior Vice
Board of Managers          President, Director of Finance -
                           Old Mutual (US) Holdings Inc.
                           (a holding company);                 Affiliated Directorships
                           Acadian Asset Management LLC
                           (investment advisor)
-------------------------------------------------------------------------------------------
Christopher Hadley, Member Senior Vice President, Human
of Board of Managers       Resources - Old Mutual (US)
                           Holdings Inc. (a holding
                           company); Acadian Asset              Affiliated Directorships
                           Management LLC (an investment
                           advisor)
-------------------------------------------------------------------------------------------
Aidan Riordan, Member of   Senior Vice President, Director
Board of Managers          of Affiliate Development - Old
                           Mutual (US) Holdings Inc. (a
                           holding company); Acadian            Affiliated Directorships
                           Asset Management LLC (an
                           investment advisor); 300 North
                           Capital LLC (an investment
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
NAME AND POSITION                                            CONNECTION WITH
WITH INVESTMENT ADVISER    NAME OF OTHER COMPANY             OTHER COMPANY
-------------------------------------------------------------------------------------------
                           advisor);
                           2100 Xenon Group LLC (an
                           investment advisor);
                           Ashfield Capital Partners, LLC
                           (an investment advisor);
                           Copper Rock Capital Partners
                           LLC (an investment advisor);
                           Echo Point Investment
                           Management, LLC (an
                           investment advisor);
                           Larch Lane Advisors LLC (an
                           investment advisor)
-------------------------------------------------------------------------------------------
Stephen Belgrad, Member of Director, Chief Financial Officer
Board of Managers          and Executive Vice President-
                           Old Mutual (US) Holdings Inc.
                           (a holding company);
                           Acadian Asset Management LLC
                           (an investment advisor);
                           Analytic Investors, LLC (an       Affiliated Directorships
                           investment advisor):
                           Larch Lane Advisors LLC (an
                           investment advisor)
-------------------------------------------------------------------------------------------

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 80 Pine Street, New York, New York 10005. AIG is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of AIG is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund. The principal address of AlphaOne is One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of AlphaOne is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHASIMPLEX GROUP, LLC
AlphaSimplex Group, LLC ("AlphaSimplex") serves as the investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of AlphaSimplex is One Cambridge Center,

Cambridge, Massachusetts 02142. AlphaSimplex is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

AQR CAPITAL MANAGEMENT, LLC
AQR Capital Management, LLC ("AQR") serves as the investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of AQR is Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

ARTIO GLOBAL MANAGEMENT LLC
Artio Global Management LLC ("Artio") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Artio is 330 Madison Avenue, New York, New York 10017. Artio is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

AVIVA INVESTORS NORTH AMERICA, INC.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors High Yield Bond Fund, Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors Emerging Markets Local Currency Bond Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended December 31, 2009 and 2010, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

BLACKROCK INVESTMENT MANAGEMENT LLC
BlackRock Investment Management LLC ("BlackRock") serves as the investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of BlackRock is 55 East 52(nd) Street New York, NY 10055. BlackRock is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund, Cambiar Smid 30 Fund and the Cambiar Global Select Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended April 30, 2010 and 2011, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


CBRE CLARION SECURITIES LLC
CBRE Clarion Securities LLC ("CBRE") serves as the investment adviser for the CBRE Clarion Long/Short Fund. The principal address of CBRE is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. CBRE is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

CITIGROUP FIRST INVESTMENT MANAGEMENT AMERICAS LLC
Citigroup First Investment Management Americas LLC ("Citi") serves as the investment adviser for the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund. The principal address of Citi is 388 Greenwich Street, New York, New York 10013. Citi is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

CLARIVEST ASSET MANAGEMENT LLC
ClariVest Asset Management LLC ("ClariVest") serves as the investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of ClariVest is 11452 El Camino Real, Suite 250, San Diego, CA 92130. ClariVest is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

CORNERSTONE ADVISORS, INC.
Cornerstone Advisors, Inc. ("Cornerstone") serves as the investment adviser for the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund. The principal address of Cornerstone is 225 -- 108th Avenue NE , Suite 400, Bellevue, Washington 98004-5782 . Cornerstone is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

CRAMER ROSENTHAL MCGLYNN LLC
Cramer Rosenthal McGlynn LLC ("Cramer") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Cramer is 520 Madison Avenue, 20th Floor, New York, New York 10022. Cramer is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

C. S. MCKEE, L.P.
C. S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION                                                  CONNECTION WITH
WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY            OTHER COMPANY
-------------------------------------------------------------------------------------------
Gregory M. Melvin                 Dartmouth Capital, Inc.          President
Chief Investment Officer
-------------------------------------------------------------------------------------------

DRIEHAUS CAPITAL MANAGEMENT LLC
Driehaus Capital Management LLC ("Driehaus") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Driehaus is 25 East Erie Street, Chicago, Illinois 60611-2703. Driehaus is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of Edgewood is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


FAIRPOINTE CAPITAL LLC
Fairpointe Capital LLC ("Fairpointe") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Fairpointe is One North Franklin Street, Suite 3300, Chicago, Illinois 60606-2401. Fairpointe is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------
David Sanford Gottesman,     Berkshire Hathaway, Inc.       Member, Board of Directors
Senior Managing Director     American Museum of Natural     Trustee
                             History
                             Mount Sinai Center             Trustee
                             Yeshiva University             Trustee
-------------------------------------------------------------------------------------------
Daniel Rosenbloom, Senior    NYU Medical Center             Trustee
Managing Director            National Foundation for Facial Trustee
                             Reconstruction
-------------------------------------------------------------------------------------------
Charles M. Rosenthal, Senior Brown University               Trustee Emeritus
Managing Director            Marine Biological Laboratory   Trustee
-------------------------------------------------------------------------------------------
Arthur Joel Stainman, Senior Ark Restaurants Corp.          Member, Board of Directors
Managing Director            Rider University               Trustee
-------------------------------------------------------------------------------------------
Robert W. Gottesman, Chief   Gruss Foundation               Trustee
Executive Officer and Senior
Managing Director
-------------------------------------------------------------------------------------------
William F. Guardenier,       John Hart Hunter Foundation    Trustee
Senior Managing Director     New Hampton School             Trustee
-------------------------------------------------------------------------------------------

HAMLIN CAPITAL MANAGEMENT, LLC
Hamlin Capital Management, LLC ("Hamlin") serves as the investment adviser for the Hamlin High Dividend Equity Fund. The principal address of Hamlin is 477 Madison Avenue, Suite 520, New York, NY 10022. Hamlin is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

HARRIS ASSOCIATES LP
Harris Associates LP ("Harris") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Harris is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602-3790. Harris is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER   NAME OF OTHER COMPANY             OTHER COMPANY
-------------------------------------------------------------------------------------------
George W. Connell         The Haverford Trust Company       Vice Chairman & Indirect Owner
Vice Chairman & Owner     Haverford Trust Securities, Inc.  Vice Chairman & Indirect Owner
                          Drexel Morgan & Co.               CEO,President & Owner
                          McCabe Capital Managers, Ltd.     Director, Indirect Owner
Joseph J. McLaughlin      The Haverford Trust Company       Chairman & CEO
-------------------------------------------------------------------------------------------
Chairman, CEO & President Haverford Trust Securities, Inc.  Registered Representative
-------------------------------------------------------------------------------------------
Binney H. C. Wietlisbach  The Haverford Trust Company       President
Executive Vice President  Haverford Trust Securities, Inc.  CEO & President
-------------------------------------------------------------------------------------------
Henry B. Smith            The Haverford Trust Company       Vice President & CIO
Vice President and CIO    Haverford Trust Securities, Inc.  Registered Representative
-------------------------------------------------------------------------------------------
David Brune               The Haverford Trust Company       Vice President
Vice President            Haverford Trust Securities, Inc.  Registered Representative
-------------------------------------------------------------------------------------------
John H. Donaldson         The Haverford Trust Company       Vice President
Vice President
-------------------------------------------------------------------------------------------
Timothy A. Hoyle          The Haverford Trust Company       Vice President
Vice President            Haverford Trust Securities, Inc.  Registered Representative
-------------------------------------------------------------------------------------------
Jeffrey M. Bagley         The Haverford Trust Company       Vice President
Vice President
-------------------------------------------------------------------------------------------
MarieElena V. Ness        The Haverford Trust Company       VP & Chief Compliance Officer
Chief Compliance Officer  Haverford Trust Securities, Inc.  Chief Compliance Officer
                          Drexel Morgan & Co.               VP & Chief Compliance Officer
                          Regulatory Compliance Assistance, Sole Member
                          LLC
-------------------------------------------------------------------------------------------


INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------
William V. Heaphy, CFA           Cognapse, Inc.                 Director
CIO, Portfolio Manager
-------------------------------------------------------------------------------------------

KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Kayne Anderson Capital Advisors, L.P. ("Kayne") serves as the investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of Kayne is 1800 Avenue of the Stars, Third Floor, Los Angeles, California 90067. Kayne is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of [date]. [To be updated by amendment]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. LSV serves as the investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The address of LSV is 155 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

MARSICO CAPITAL MANAGEMENT, LLC
Marisco Capital Management, LLC ("Marsico") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Marsico is 1200 17th Street, Suite 1600,

Denver, Colorado 80202-5824. Marsico is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

PARAMETRIC PORTFOLIO ASSOCIATES
Parametric Portfolio Associates ("Parametric") serves as the investment adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109. Parametric is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------


PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER         NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-------------------------------------------------------------------------------------------
Mark A. Elste              U.S. Fiduciary Services      Senior Executive Vice President, COO
CIO                        GreatBanc Trust Company      Director
                           Salem Trust Company          Director
                           USF Affiliate Services, Inc. Director
                           Waretech, Inc.               Director
                           CIB Marine Bancshares, Inc.  Director
                           (CIBM)
-------------------------------------------------------------------------------------------
Scott M. Conger, Chief     Stone Pillar Advisors, Ltd   Director, Treasury Analysis
Compliance Officer, Senior
Vice President             AMCORE Bank, N.A.            Vice President & Assistant Treasurer
-------------------------------------------------------------------------------------------
Michael Welgat             U.S. Fiduciary Services      CEO, President, Director
Director                   GreatBanc Trust Company      Director
                           Salem Trust Company          Director
                           USF Affiliate Services, Inc. Director
                           Waretech, Inc.               Director
-------------------------------------------------------------------------------------------
Todd C. Johnson            U.S. Fiduciary Services      Director
Director                   Todd C. Johnson              CPA
                           Affinity, Inc.               Director
                           DigiTenna, Inc.              Director
                           Jaws, Inc.                   Director & Officer
                           PB Properties, LLC           Managing Partner

-------------------------------------------------------------------------------------------


NAME AND POSITION WITH
INVESTMENT ADVISER         NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
-------------------------------------------------------------------------------------------
                           ALJ Family Partnership      General Partner
                           Carl & Irma Swenson         Director & Officer
                           Foundation                  Director & Officer
                           RAJ Ministries              Director / Officer
                           New Beginnings Are
                           Possible

PHOCAS FINANCIAL CORPORATION
Phocas Financial Corporation ("Phocas") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Phocas is 980 Atlantic Avenue, Suite 106, Alameda, California 94501-1001. Phocas is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

PNC CAPITAL ADVISORS, LLC
PNC Capital Advisors, LLC ("PNC Capital") serves as adviser to the UA S&P 500 Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the UA S&P 500 Fund, with its affiliate, PNC Capital Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940. Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset Management Company was an indirect wholly owned subsidiary of National City Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies. The information required by this Item 31 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the SEC.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC
Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of Sands is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SKY HARBOR CAPITAL MANAGEMENT, LLC
SKY Harbor Capital Management LLC ("SKY Harbor") serves as investment sub-adviser for the Registrant's Westwood Short Duration High Yield Fund. The principal address of SKY Harbor is 20 Horseneck Lane, Greenwich, CT 06830. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

STEELPATH FUND ADVISORS, LLC
Steelpath Fund Advisors, LLC ("Steelpath") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Steelpath is 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. Steelpath is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

THOMSON HORSTMANN & BRYANT, INC.
Thomson Horstmann & Bryant, Inc. ("THB") serves as the investment adviser for the Thomson Horstmann & Bryant MicroCap Fund. The principal address of THB is 501 Merritt 7, Norwalk, CT 06851. THB is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of TS&W is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT, INC.
Thornburg Investment Management, Inc. ("Thornburg") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Thornburg is 2300 North

Ridgetop Road, Santa Fe, New Mexico 87506. Thornburg is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

TURNER INVESTMENTS, L.P.
Turner Investments, L.P. ("Turner") serves as the investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund. The principal address of Turner is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312-2414. Turner is an investment sub-adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]

-------------------------------------------------------------------------------------------
NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the Westwood Income Opportunity Fund, Westwood SMidCap Fund, Westwood SMidCap Plus Fund, Westwood LargeCap Value Fund, Westwood SmallCap Value Fund, Westwood Dividend Growth Fund, Westwood Balanced Fund and Westwood Short Duration High Yield Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

-------------------------------------------------------------------------------------------
NAME AND POSITION             NAME OF OTHER COMPANY          CONNECTION WITH
WITH INVESTMENT ADVISER                                      OTHER COMPANY
-------------------------------------------------------------------------------------------
Susan Byrne                   Westwood Holdings Group, Inc.* Chief Investment Officer and
Chief Investment Officer and  (NYSE: WHG)                    Chairman of the Board
Chairman of the Board
-------------------------------------------------------------------------------------------
Brian Casey                   Westwood Holdings Group, Inc.* President and Chief Executive
President and Chief Executive (NYSE: WHG)                    Officer and Director
Officer and Director          Westwood Trust**               President and Director
-------------------------------------------------------------------------------------------
William R. Hardcastle         Westwood Holdings Group, Inc.* Chief Financial Officer
Chief Financial Officer       (NYSE: WHG)
                              Westwood Advisors, LLC***      Chief Financial Officer
-------------------------------------------------------------------------------------------
Sylvia L. Fry                 Westwood Holdings Group, Inc.* Chief Compliance Officer
Chief Compliance Officer      (NYSE: WHG)
                              Westwood Trust**               Chief Compliance Officer
                              Westwood Advisors, LLC***      Chief Compliance Officer
-------------------------------------------------------------------------------------------

* Westwood Management Corp., Westwood Trust, and Westwood Advisors, LLC are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

*** Westwood Advisors, LLC (formerly McCarthy Group Advisors, LLC) is an SEC registered investment adviser located in Omaha, NE that manages investment Limited Liability Companies and an investment Limited Partnership.


ITEM 32.

PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Advisors' Inner Circle Fund II                            January 28, 1993
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
CNI Charter Funds                                             April 1, 1999
iShares Inc.                                                  January 28, 2000
iShares Trust                                                 April 25, 2000
Optique Funds, Inc.                                           November 1, 2000
Causeway Capital Management Trust                             September 20, 2001
BlackRock Funds III (f/k/a Barclays Global Investors
Funds)                                                        March 31, 2003
The Arbitrage Funds                                           May 17, 2005
ProShares Trust                                               November 14, 2005
Community Reinvestment Act Qualified Investment Fund          January 8, 2007
SEI Alpha Strategy Portfolios, LP                             June 29, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Wilshire Mutual Funds, Inc.                                   July 12, 2008
Wilshire Variable Insurance Trust                             July 12, 2008
Global X Funds                                                October 24, 2008
ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust                                August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds                                               September 8, 2010
Adviser Managed Trust                                         February 16, 2011


The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                             POSITION AND OFFICE                           POSITIONS AND OFFICES
NAME                         WITH UNDERWRITER                              WITH REGISTRANT
------------------------------------------------------------------------------------------------
William M. Doran             Director                                           --
Edward D. Loughlin           Director                                           --
Wayne M. Withrow             Director                                           --
Kevin P. Barr                President & Chief Executive Officer                --
Maxine J. Chou               Chief Financial Officer, Chief Operations          --
                             Officer, & Treasurer
Karen E. LaTourette          Chief Compliance Officer, Anti-Money
                             Laundering Officer & Assistant Secretary           --
John C. Munch                General Counsel & Secretary                        --
Mark J. Held                 Senior Vice President                              --
Lori L. White                Vice President & Assistant Secretary               --
John P. Coary                Vice President & Assistant Secretary               --
John J. Cronin               Vice President                                     --
Robert M. Silvestri          Vice President                                     --


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:


        U.S. Bank, National Association       Union Bank of California, N.A.
        800 Nicollett Mall                    475 Sansome Street
        Minneapolis, Minnesota 55402-4302     15(th) Floor
                                              San Francisco, California 94111

        National City Bank                    The Northern Trust Company
        National City Center                  50 LaSalle Street
        1900 East Ninth Street                Chicago, Illinois 60675
        Cleveland, Ohio 44114

(b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11);
        and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

        SEI Investments Global Funds Services
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456


(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:

         Acadian Asset Management LLC
         One Post Office Square, 8th Floor
         Boston, Massachusetts 02109

         AIG Asset Management (U.S.), LLC
         70 Pine Street, 20th Floor
         New York, New York 10270

         AlphaOne Investment Services, LLC
         One Tower Bridge
         100 Front Street, Suite 1250
         West Conshohocken, PA 19428

         AlphaSimplex Group, LLC
         One Cambridge Center
         Cambridge, Massachusetts 02142

         AQR Capital Management, LLC
         Two Greenwich Plaza, 3rd Floor
         Greenwich, Connecticut 06830

         Artio Global Management LLC
         330 Madison Avenue
         New York, New York 10017

         Aviva Investors North America, Inc.
         699 Walnut Street, Suite 1700
         Des Moines, Iowa 50309

         BlackRock Investment Management LLC
         55 East 52(nd) Street
         New York, NY 10055

         Cambiar Investors LLC
         2401 East Second Street, Suite 400
         Denver, Colorado 80206

         CBRE Clarion Securities LLC
         201 King of Prussia Road, Suite 600
         Radnor, PA 19087

         Citigroup First Investment Management Americas LLC
         388 Greenwich Street
         New York, New York 10013

         ClariVest Asset Management LLC
         11452 El Camino Real, Suite 250
         San Diego, CA 92130

         Cornerstone Advisors, Inc.
         225 -- 108th Avenue NE, Suite 400
         Bellevue, Washington 98004-5782

         Cramer Rosenthal McGlynn LLC
         520 Madison Avenue, 20th Floor
         New York, New York 10022

         C.S. McKee, LLP
         One Gateway Center
         Pittsburgh, Pennsylvania 15222

         Driehaus Capital Management LLC
         25 East Erie Street
         Chicago, Illinois 60611-2703

         Edgewood Management LLC
         305 Park Avenue, 18th Floor
         New York, New York 10022-6057

         Fairpointe Capital LLC
         One North Franklin Street, Suite 3300
         Chicago, Illinois 60606-2401

         First Manhattan Co.
         437 Madison Avenue
         New York, New York 10022-7022

         Hamlin Capital Management, LLC
         477 Madison Avenue, Suite 520
         New York, NY 10022

         Harris Associates LP
         Two North LaSalle Street, Suite 500
         Chicago, Illinois 60602-3790

         Haverford Investment Management, Inc.
         Three Radnor Corporate Center, Suite 450
         Radnor, Pennsylvania 19087-4546

         HGK Asset Management, Inc.
         Newport Tower
         525 Washington Blvd.
         Jersey City, New Jersey 07310

         Investment Counselors of Maryland, LLC
         803 Cathedral Street
         Baltimore, Maryland 21201

         Kayne Anderson Capital Advisors, L.P.
         1800 Avenue of the Stars, Third Floor
         Los Angeles, California 90067

         Loomis, Sayles & Company, L.P.
         One Financial Center
         Boston, Massachusetts 02111-2621

         LSV Asset Management
         1 North Wacker Drive
         Chicago, Illinois 60606

         Marsico Capital Management, LLC
         1200 17th Street, Suite 1600
         Denver, Colorado 80202-5824

         Parametric Portfolio Associates
         1151 Fairview Avenue North
         Seattle, Washington 98109

         Pennant Management, Inc.
         11270 West Park Place, Suite 1025
         Milwaukee, Wisconsin 53224

         Phocas Financial Corporation
         980 Atlantic Avenue, Suite 106
         Alameda, California 94501-1001

         PNC Capital Advisors, LLC
         200 Public Square
         Cleveland, Ohio 44114

         Rice Hall James & Associates, LLC
         600 West Broadway, Suite 1000
         San Diego, California 92101-3383

         Sands Capital Management, LLC
         1101 Wilson Boulevard, Suite 2300
         Arlington, VA 22209

         SKY Harbor Capital Management, LLC
         20 Horseneck Lane
         Greenwich, CT 06830

         Steelpath Fund Advisors, LLC
         2100 McKinney Ave., Suite 1401
         Dallas, Texas 75201

         Thomson Horstmann & Bryant, Inc.
         501 Merritt 7
         Norwalk, CT 06851

         Thompson, Siegel & Walmsley LLC
         5000 Monument Avenue, P.O. Box 6883
         Richmond, Virginia 23230

         Thornburg Investment Management, Inc.
         2300 North Ridgetop Road
         Santa Fe, New Mexico 87506

         Turner Investments, L.P.
         1205 Westlakes Drive, Suite 100
         Berwyn, Pennsylvania 19312-2414

         Westwood Management Corp.
         200 Crescent Court, Suite 1200
         Dallas, Texas 75201

ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 192 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 7th day of June, 2012.

                                         THE ADVISORS' INNER CIRCLE FUND


                                          By:             *
                                              -----------------------
                                              Mike Beattie, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

           *                   Trustee                          June 7, 2012
------------------------
 Charles E. Carlbom

           *                   Trustee                          June 7, 2012
------------------------
 John K. Darr

           *                   Trustee                          June 7, 2012
------------------------
 William M. Doran

           *                   Trustee                          June 7, 2012
------------------------
 Joseph T. Grause, Jr.

           *                   Trustee                          June 7, 2012
------------------------
 Mitchell A. Johnson

           *                   Trustee                          June 7, 2012
------------------------
 Betty L. Krikorian

           *                   Trustee                          June 7, 2012
------------------------
 Robert A. Nesher

           *                   Trustee                          June 7, 2012
------------------------
 Bruce Speca

           *                   Trustee                          June 7, 2012
------------------------
 James M. Storey

           *                   Trustee                          June 7, 2012
------------------------
 George J. Sullivan, Jr.

           *                   President                        June 7, 2012
------------------------
 Mike Beattie

           *                   Treasurer, Controller &          June 7, 2012
------------------------       Chief Financial Officer
 Michael Lawson


*By: /S/ DIANNE M. SULZBACH
     -------------------------
     Dianne M. Sulzbach, pursuant to Power of Attorney